UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Variable Portfolio – Partners Core Bond Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 24	0.48% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 3,750,956,103
Total number of portfolio holdings	2,350
Portfolio turnover for the reporting period	124%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 07/14/2055 5.500%	2.2%
U.S. Treasury 05/15/2045 5.000%	1.7%
U.S. Treasury 08/15/2041 1.750%	1.3%
Federal National Mortgage Association 04/01/2042 2.000%	1.2%
U.S. Treasury 05/15/2035 4.250%	1.1%
U.S. Treasury 02/15/2048 3.000%	0.8%
U.S. Treasury 11/15/2041 2.000%	0.7%
U.S. Treasury 06/30/2030 3.875%	0.7%
Federal Home Loan Mortgage Corp. 10/01/2032 2.500%	0.6%
U.S. Treasury 02/15/2055 4.625%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the
beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the
Columbia
and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Variable Portfolio – Partners Core Bond Fund | Class 1

|

SSR7052_01_12_D01_(08/25)

Variable Portfolio – Partners Core Bond Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 37	0.73% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 3,750,956,103
Total number of portfolio holdings	2,350
Portfolio turnover for the reporting period	124%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 07/14/2055 5.500%	2.2%
U.S. Treasury 05/15/2045 5.000%	1.7%
U.S. Treasury 08/15/2041 1.750%	1.3%
Federal National Mortgage Association 04/01/2042 2.000%	1.2%
U.S. Treasury 05/15/2035 4.250%	1.1%
U.S. Treasury 02/15/2048 3.000%	0.8%
U.S. Treasury 11/15/2041 2.000%	0.7%
U.S. Treasury 06/30/2030 3.875%	0.7%
Federal Home Loan Mortgage Corp. 10/01/2032 2.500%	0.6%
U.S. Treasury 02/15/2055 4.625%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of
the
Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May
Lose
Value
Variable Portfolio – Partners Core Bond Fund | Class 2

|

SSR7052_02_12_D01_(08/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Variable Portfolio – Partners Core Bond Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Partners Core Bond Fund | 2025

Portfolio of Investments
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 9.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
30-day Average SOFR + 0.914% 12/26/2044	5.220%	331,944	319,289
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	2,196,417	916,302
Ally Auto Receivables Trust
Series 2024-2 Class A4
10/15/2030	4.140%	1,214,000	1,212,316
Subordinated Series 2022-3 Class A4
06/15/2031	5.070%	1,013,000	1,018,107
American Express Credit Account Master Trust
Series 2023-4 Class A
09/15/2030	5.150%	6,087,000	6,286,569
Series 2025-1 Class A
12/25/2029	4.560%	2,215,000	2,235,720
Series 2025-2 Class A
04/15/2030	4.280%	6,837,000	6,874,212
Americredit Automobile Receivables Trust
Series 2023-1 Class A3
11/18/2027	5.620%	670,072	672,802
AmeriCredit Automobile Receivables Trust
Series 2022-2 Class A3
04/18/2028	4.380%	210,702	210,601
Series 2023-2 Class A3
05/18/2028	5.810%	1,810,000	1,821,972
AutoNation Finance Trust(a)
Series 2025-1A Class A3
11/13/2029	4.620%	1,578,000	1,589,886
Series 2025-1A Class A4
06/10/2030	4.760%	820,000	827,825
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2025-2A Class A
08/20/2031	5.120%	1,597,000	1,626,199
BA Credit Card Trust
Series 2024-A1 Class A
05/15/2029	4.930%	1,882,000	1,910,150
Series 2025-A1 Class A
05/15/2030	4.310%	4,779,000	4,809,032
Bastion Funding I LLC(a)
Series 2023-1A Class A2
04/25/2038	7.119%	2,175,564	2,187,099
Bridgecrest Lending Auto Securitization Trust(a)
Series 2024-1 Class E
10/15/2030	8.430%	2,275,000	2,332,831
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Business Jet Securities LLC(a)
Subordinated Series 2022-1A Class C
06/15/2037	6.413%	2,175,499	2,151,305
Subordinated Series 2024-1A Class C
05/15/2039	9.132%	2,829,903	2,895,979
CarMax Auto Owner Trust
Series 2025-2 Class A3
03/15/2030	4.480%	3,726,000	3,755,134
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	840,650	784,284
Carvana Auto Receivables Trust(a)
Subordinated Series 2024-N3 Class D
12/10/2030	5.380%	5,000,000	4,967,358
Chase Auto Owner Trust(a)
Series 2022-AA Class A4
03/27/2028	3.990%	1,305,000	1,298,034
Chase Issuance Trust
Series 2024-A2 Class A
01/15/2031	4.630%	7,962,000	8,095,010
Cherry Securitization Trust(a)
Series 2025-1A Class A
11/15/2032	6.130%	3,400,000	3,434,440
Citibank Credit Card Issuance Trust
Series 2025-A1 Class A
06/21/2030	4.300%	3,969,000	3,990,593
Series 2025-A2 Class A
06/21/2032	4.490%	3,969,000	3,992,455
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month Term SOFR + 1.764% Floor 1.650% 11/26/2046	6.084%	357,706	358,005
College Ave Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	236,321	230,325
Series 2019-A Class A2
12/28/2048	3.280%	615,568	586,388
COOF Securitization Trust Ltd.(a),(c),(d)
CMO Series 2014-1 Class A
06/25/2040	3.015%	144,833	10,250
Credit Acceptance Auto Loan Trust(a)
Series 2024-2A Class C
10/16/2034	6.700%	6,667,000	6,874,076
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,787,837
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Resorts Owner Trust(a)
Subordinated Series 2021-1A Class D
11/21/2033	3.830%	718,752	714,276
DT Auto Owner Trust(a)
Series 2023-3A Class E
05/15/2030	10.210%	1,000,000	1,069,623
Subordinated Series 2023-2 Class E
04/15/2030	11.060%	900,000	967,933
Exeter Automobile Receivables Trust(a)
Series 2022-3A Class E
01/15/2030	9.090%	7,000,000	6,514,629
Subordinated Series 2023-2A Class E
11/15/2030	9.750%	863,000	938,664
Subordinated Series 2023-4A Class E
02/18/2031	9.570%	2,035,000	2,220,754
Exeter Automobile Receivables Trust
Subordinated Series 2022-5A Class D
02/15/2029	7.400%	5,000,000	5,091,890
Subordinated Series 2023-5A Class D
02/15/2030	7.130%	2,934,000	3,007,647
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	1,801,180	1,818,304
FMC GMSR Issuer Trust(a),(c)
Series 2024-SAT1 Class A
03/26/2027	6.500%	6,275,000	6,335,874
Ford Credit Auto Lease Trust
Series 2024-A Class A4
06/15/2027	5.050%	915,000	920,802
Series 2025-A Class A3
06/15/2028	4.720%	1,120,000	1,127,864
Ford Credit Auto Owner Trust(a)
Series 2022-1 Class A
11/15/2034	3.880%	2,358,000	2,341,346
Ford Credit Auto Owner Trust
Series 2022-D Class A4
03/15/2028	5.300%	917,000	926,109
Ford Credit Auto Owner Trust(a),(e)
Series 2025-1 Class A
08/15/2037	4.860%	4,850,000	4,952,169
Ford Credit Floorplan Master Owner Trust(a)
Series 2024-4 Class A
09/15/2031	4.400%	1,759,000	1,747,000
Ford Credit Floorplan Master Owner Trust
Series 2025-1 Class A1
04/15/2030	4.630%	3,885,000	3,927,252
Foundation Finance Trust(a)
Series 2020-1A Class A
07/16/2040	3.540%	210,931	210,510
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-2A Class B
06/15/2049	6.970%	3,838,517	3,989,018
FREED ABS Trust(a)
Subordinated Series 2021-3FP Class D
11/20/2028	2.370%	338,341	336,892
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2021-1A Class D
01/15/2027	1.680%	44,193	44,129
Subordinated Series 2023-4A Class D
08/15/2029	7.180%	2,835,000	2,945,309
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class D
04/15/2027	1.420%	757,056	750,112
GM Financial Automobile Leasing Trust
Series 2023-3 Class A4
08/20/2027	5.440%	812,000	815,316
Series 2025-2 Class A3
05/22/2028	4.580%	1,072,000	1,079,183
GM Financial Revolving Receivables Trust(a)
Series 2024-1 Class A
12/11/2036	4.980%	1,302,000	1,332,799
Series 2024-2 Class A
03/11/2037	4.520%	988,000	991,004
Series 2025-1 Class A
12/11/2037	4.640%	6,427,000	6,498,670
GMF Floorplan Owner Revolving Trust(a)
Series 2024-4A Class A1
11/15/2029	4.730%	3,029,000	3,058,415
Series 2025-2 Class A
03/15/2030	4.640%	3,209,000	3,209,939
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	126,812	116,764
Series 2017-2A Class A
10/15/2053	3.260%	644,410	575,599
Series 2017-R1A Class R
10/20/2052	5.000%	54,093	52,659
Series 2019-2A Class A
04/15/2055	2.760%	927,902	797,957
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	205,037	186,680
Series 2017-1A Class A2
09/20/2047	4.460%	336,330	310,522
Series 2017-3A Class A2
09/20/2048	3.950%	427,917	386,831
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class D
30-day Average SOFR + 3.750% Floor 3.750% 04/20/2037	8.081%	3,998,500	3,990,896
Hyundai Auto Lease Securitization Trust(a)
Series 2025-B Class A3
04/17/2028	4.530%	4,103,000	4,131,381
Hyundai Auto Receivables Trust
Series 2022-A Class A3
10/15/2026	2.220%	200,314	199,920
Series 2023-A Class A4
07/17/2028	4.480%	1,844,000	1,846,532
Series 2023-B Class A3
04/17/2028	5.480%	900,859	906,735
Lending Funding Trust(a)
Subordinated Series 2020-2 Class D
04/21/2031	6.770%	6,000,000	5,893,405
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	1,655,575	1,634,553
Lendmark Funding Trust(a)
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,531,407
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	5,000,000	4,752,078
Subordinated Series 2021-1A Class D
11/20/2031	5.050%	3,000,000	2,783,111
Subordinated Series 2021-2 Class D
04/20/2032	4.460%	6,000,000	5,418,005
Mariner Finance issuance Trust(a)
Series 2024-BA Class E
11/20/2038	8.800%	6,500,000	6,780,257
Mariner Finance Issuance Trust(a)
Subordinated Series 2021-AA Class E
03/20/2036	5.400%	5,000,000	4,807,265
Subordinated Series 2023-AA Class E
10/22/2035	11.120%	2,400,000	2,496,374
Mercedes-Benz Auto Lease Trust
Series 2025-A Class A3
04/16/2029	4.610%	3,393,000	3,419,270
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A4
02/15/2029	5.250%	2,122,000	2,139,810
Series 2025-1 Class A3
12/17/2029	4.780%	1,384,000	1,395,235
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	365,432	366,572
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MVW LLC(a)
Subordinated Series 2023-2A Class D
11/20/2040	9.330%	1,400,443	1,422,253
Navient Private Education Refi Loan Trust(a)
Series 2018-DA Class A2A
12/15/2059	4.000%	785,075	778,209
Series 2019-A Class A2A
01/15/2043	3.420%	257,651	255,198
Series 2019-CA Class A2
02/15/2068	3.130%	258,449	252,962
Series 2019-D Class A2A
12/15/2059	3.010%	1,135,112	1,093,264
Series 2019-FA Class A2
08/15/2068	2.600%	791,613	759,467
Series 2020-EA Class A
05/15/2069	1.690%	2,040,081	1,901,386
Series 2020-GA Class A
09/16/2069	1.170%	739,160	687,881
Series 2021-CA Class A
10/15/2069	1.060%	1,284,028	1,150,433
Series 2021-EA Class A
12/16/2069	0.970%	2,847,572	2,520,213
Series 2021-FA Class A
02/18/2070	1.110%	1,823,936	1,588,836
Series 2021-GA Class A
04/15/2070	1.580%	460,404	414,236
Navient Student Loan Trust(a)
Series 2021-3A Class A1A
08/25/2070	1.770%	1,882,131	1,665,965
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
90-day Average SOFR + 0.422% Floor 0.160% 01/25/2037	4.785%	701,103	698,048
Series 2005-1 Class A5
90-day Average SOFR + 0.372% Floor 0.110% 10/25/2033	4.735%	1,133,962	1,122,503
Series 2005-2 Class A5
90-day Average SOFR + 0.362% Floor 0.100% 03/23/2037	4.704%	2,026,088	2,005,859
Series 2005-3 Class A5
90-day Average SOFR + 0.382% Floor 0.120% 12/24/2035	4.724%	1,712,083	1,697,149
Nissan Auto Lease Trust
Series 2025-A Class A3
03/15/2028	4.750%	2,116,000	2,131,295
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Auto Receivables Owner Trust
Series 2022-B Class A4
11/15/2029	4.450%	1,270,000	1,270,881
Series 2025-A Class A3
12/17/2029	4.490%	2,647,000	2,674,689
Series 2025-A Class A4
11/15/2030	4.570%	2,000,000	2,021,196
Octane Receivables Trust(a)
Subordinated Series 2021-1A Class C
11/20/2028	2.230%	534,908	532,439
Oportun Issuance Trust(a)
Subordinated Series 2022-A Class C
06/09/2031	7.400%	5,250,000	5,342,338
PenFed Auto Receivables Owner Trust(a)
Series 2022-A Class A4
12/15/2028	4.180%	488,073	487,557
Regional Management Issuance Trust(a)
Subordinated Series 2021-2 Class D
08/15/2033	4.940%	4,300,000	3,938,318
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	169,147	156,881
Renew Financial(a)
Series 2023-1A Class A
11/20/2058	5.900%	3,256,171	3,167,204
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%	2,002,000	2,012,432
Series 2025-2 Class A3
08/15/2029	4.670%	1,551,000	1,560,689
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	2,647,000	2,720,737
SBNA Auto Lease Trust(a)
Series 2024-C Class A4
03/20/2029	4.420%	1,174,000	1,173,818
SBNA Auto Receivables Trust(a)
Series 2024-A Class A3
12/15/2028	5.320%	1,031,035	1,033,824
Series 2024-A Class A4
04/16/2029	5.210%	525,000	528,591
SCF Equipment Leasing LLC(a)
Subordinated Series 2022-2A Class E
06/20/2035	6.500%	4,484,000	4,457,546
SFS Auto Receivables Securitization Trust(a)
Series 2024-1A Class A3
05/21/2029	4.950%	2,726,000	2,736,320
Series 2024-1A Class A4
01/21/2031	4.940%	462,000	467,243
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-2A Class A3
11/20/2029	5.330%	1,720,000	1,739,771
Series 2025-2A Class A4
05/20/2031	4.580%	1,469,000	1,474,394
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2024-1A Class D
01/20/2043	8.020%	1,112,956	1,133,985
Subordinated Series 2024-2A Class D
06/20/2041	7.480%	1,274,934	1,273,865
SMB Private Education Loan Trust(a)
Series 2018-A Class A2A
02/15/2036	3.500%	1,276,311	1,261,000
Series 2021-A Class APT1
01/15/2053	1.070%	2,548,756	2,298,639
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	32,568	32,135
SoFi Professional Loan Program Trust(a)
Series 2021-B Class AFX
02/15/2047	1.140%	1,417,762	1,223,876
Stellantis Financial Underwritten Enhanced Lease Trust(a)
Series 2025-AA Class A3
07/20/2028	4.470%	5,280,000	5,299,831
Stream Innovations Issuer Trust(a)
Subordinated Series 2024-1A Class C
07/15/2044	11.400%	2,449,000	2,699,233
Subordinated Series 2024-2A Class C
02/15/2045	9.050%	1,650,000	1,734,114
Synchrony Card Funding LLC
Series 2025-A2 Class A
05/15/2031	4.490%	5,260,000	5,324,720
Synchrony Card Issuance Trust
Series 2025-A1 Class A
02/18/2031	4.780%	2,715,000	2,754,300
Theorem Funding Trust(a)
Series 2022-2A Class A
12/15/2028	6.060%	70,337	70,356
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	511,457	511,747
Series 2024-2A Class A
05/21/2029	4.250%	2,156,000	2,158,162
Series 2025-1 Class A
11/20/2029	4.740%	1,570,000	1,589,758
Toyota Auto Loan Extended Note Trust(a)
Series 2025-1A Class A
05/25/2038	4.650%	1,991,000	2,010,423
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Auto Receivables Owner Trust
Series 2022-D Class A4
04/17/2028	5.430%	1,158,000	1,174,689
Series 2023-C Class A3
04/17/2028	5.160%	2,720,539	2,735,065
Series 2025-B Class A3
11/15/2029	4.340%	414,000	416,355
United Auto Credit Securitization Trust(a)
Series 2022-2 Class E
04/10/2029	10.000%	1,000,000	471,724
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	190,301	189,068
US Auto Funding(a)
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	1,924,504	1,651,913
US Auto Funding Trust(a),(f)
Subordinated Series 2022-1A Class D
07/15/2027	0.000%	5,000,000	50
USB Auto Owner Trust(a)
Series 2025-1A Class A3
06/17/2030	4.490%	1,793,000	1,805,227
Series 2025-1A Class A4
12/16/2030	4.620%	536,000	543,351
Verizon Master Trust
Series 2023-4 Class A1A
06/20/2029	5.160%	6,117,000	6,172,430
Series 2025-3 Class A1A
03/20/2030	4.510%	3,308,000	3,327,816
Verizon Master Trust(a)
Series 2025-2 Class A
01/20/2033	4.940%	3,633,000	3,724,669
Series 2025-4 Class A
03/21/2033	4.760%	3,308,000	3,336,454
VM Debt LLC(a),(g)
Series 2019-1 Class A1A
07/18/2027	7.460%	8,996,294	7,197,035
Volkswagen Auto Loan Enhanced Trust
Series 2023-1 Class A3
06/20/2028	5.020%	2,495,322	2,507,317
Series 2024-1 Class A3
07/20/2029	4.630%	906,000	915,068
Westlake Automobile Receivables Trust(a)
Subordinated Series 2023-4A Class D
07/16/2029	7.190%	4,150,000	4,323,020
WF Card Issuance Trust
Series 2024-A2 Class A
10/15/2029	4.290%	3,287,000	3,302,421
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Financial Network Credit Card Master Note Trust
Series 2024-B Class A
05/15/2031	4.620%	1,746,000	1,757,567
World Financial Network Credit Card Master Trust
Series 2024-A Class A
02/17/2031	5.470%	610,000	623,085
Total Asset-Backed Securities — Non-Agency (Cost $353,800,497)			349,058,128

Commercial Mortgage-Backed Securities - Agency 3.3%

Fannie Mae Multifamily REMIC Trust(c)
Series 2022-M10 Class A2
01/25/2032	1.992%	7,800,000	6,701,652
Series 2022-M1S Class A2
04/25/2032	2.153%	8,700,000	7,482,934
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series W5FX Class AFX
04/25/2028	3.336%	1,256,000	1,226,752
Federal National Mortgage Association
06/01/2028	3.570%	2,702,610	2,671,146
11/01/2028	5.585%	4,543,944	4,730,738
02/01/2029	3.740%	1,515,000	1,494,649
10/01/2029	3.121%	2,117,315	2,048,707
02/01/2030	2.570%	2,417,591	2,259,506
02/01/2030	2.920%	2,522,909	2,398,371
02/01/2030	3.550%	1,000,000	973,997
06/01/2030	3.130%	4,812,000	4,571,721
07/01/2030	3.850%	4,243,351	4,173,923
02/01/2031	3.260%	6,236,000	5,902,310
01/01/2032	2.730%	2,409,116	2,204,836
01/01/2032	2.730%	1,825,000	1,658,963
01/01/2032	2.780%	2,050,176	1,883,653
01/01/2032	2.970%	1,492,694	1,386,094
02/01/2032	2.990%	2,773,036	2,573,795
05/01/2032	3.090%	5,565,000	5,083,408
06/01/2032	3.540%	7,921,000	7,438,036
11/01/2032	1.456%	9,090,697	7,486,751
11/01/2032	4.230%	3,851,441	3,799,726
11/01/2032	4.705%	3,400,000	3,442,419
11/01/2033	2.430%	1,280,181	1,108,623
12/01/2033	2.500%	1,576,659	1,363,707
04/01/2035	3.330%	2,267,065	2,077,060
10/01/2035	2.880%	5,000,000	4,226,736
Series 2017-M5 Class A2
04/25/2029	3.176%	1,034,548	994,819
Series 2017-T1 Class A
06/25/2027	2.898%	2,744,721	2,657,574
Series 2021-M3 Class 1A1
11/25/2033	1.000%	51,750	51,592
Federal National Mortgage Association(c)
06/01/2037	5.888%	322,203	321,207
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-M12 Class A2
06/25/2027	3.162%	1,408,006	1,379,348
Series 2018-M10 Class A2
07/25/2028	3.467%	2,603,840	2,548,748
Series 2018-M3 Class A2
02/25/2030	3.165%	801,170	764,353
Series 2018-M4 Class A2
03/25/2028	3.159%	1,043,587	1,016,381
Series 2023-M8 Class A2
03/25/2033	4.620%	3,685,000	3,681,064
Federal National Mortgage Association(c),(d)
Series 2021-M3 Class X1
11/25/2033	2.017%	32,666,111	2,284,459
Freddie Mac Multiclass Certificates(c),(d)
Series 2021-P011 Class X1
09/25/2045	1.759%	19,350,769	2,083,853
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M2
3-month Term SOFR + 3.750% 01/25/2051	8.055%	1,000,000	1,024,896
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(d)
Series KL05 Class X1P (FHLMC)
06/25/2029	1.024%	75,000,000	2,389,478
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	4.796%	121,980	121,958
CMO Series 2015-H15 Class FJ
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 06/20/2065	4.886%	790,833	791,590
CMO Series 2015-H16 Class FG
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	4.886%	954,965	955,922
CMO Series 2015-H16 Class FL
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	4.886%	444,530	444,947
CMO Series 2015-H18 Class FA
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 06/20/2065	4.896%	165,540	165,738
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Multifamily Connecticut Avenue Securities Trust(a),(b)
Subordinated Series 2020-01 Class M10
30-day Average SOFR + 3.864% Floor 3.750% 03/25/2050	8.170%	7,375,529	7,484,157
Total Commercial Mortgage-Backed Securities - Agency (Cost $128,774,297)			123,532,297

Commercial Mortgage-Backed Securities - Non-Agency 3.9%

AMSR Trust(a)
Series 2021-SFR1 Class E1
06/17/2038	2.751%	2,250,000	2,094,581
Series 2021-SFR1 Class E2
06/17/2038	2.900%	2,250,000	2,094,902
Subordinated Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,691,750
Subordinated Series 2021-SFR4 Class F1
12/17/2038	3.158%	4,000,000	3,844,883
Subordinated Series 2022-SFR3 Class F
10/17/2039	4.000%	4,100,000	3,926,204
BANK(c)
Series 2022-BNK44 Class A5
10/15/2032	5.746%	705,000	739,877
BANK5 Trust(c)
Series 2025-5YR13 Class A3
01/15/2058	5.753%	380,000	396,118
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	399,764	398,463
Series 2022-C17 Class A5
09/15/2055	4.441%	2,556,000	2,479,347
Series 2025-5C33 Class A4
03/15/2058	5.839%	3,635,000	3,799,453
Series 2025-5C34 Class A3
05/15/2058	5.659%	1,030,000	1,070,474
BBCMS Mortgage Trust(a),(c)
Subordinated Series 2016-ETC Class E
08/14/2036	3.609%	8,000,000	7,198,915
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(d)
CMO Series 2007-T26 Class X1
01/12/2045	0.953%	33,467	1
Benchmark Mortgage Trust
Series 2021-B25 Class A4
04/15/2054	2.268%	760,000	678,627
Series 2025-V15 Class A3
05/15/2030	5.805%	757,000	792,182
BMD2 Re-Remic Trust(a),(h)
Series 2019-FRR1 Class 6C
05/25/2052	0.000%	8,685,000	6,448,205
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BMD2 Re-Remic Trust(a),(i)
Subordinated Series 2019-FRR1 Class 5D1
05/25/2052	0.000%	6,739,000	4,864,245
BMO Mortgage Trust
Series 2025-5C10 Class A3
05/15/2058	5.578%	1,142,000	1,182,995
Series 2025-C11 Class A5
02/15/2058	5.687%	1,142,000	1,196,188
BMO Mortgage Trust(c)
Series 2025-C12 Class A5
06/15/2058	5.871%	761,000	804,940
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	5.126%	5,867,223	5,848,888
COMM Mortgage Trust
Series 2015-LC23 Class A3
10/10/2048	3.521%	780,023	778,120
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	1,997,385
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	213,695	210,042
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	5,000,000	3,782,250
FirstKey Homes Trust(a)
Subordinated Series 2022-SFR2 Class E1
07/17/2039	4.500%	6,800,000	6,627,985
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M1
30-day Average SOFR + 3.000% 01/25/2051	6.305%	1,567,321	1,560,138
Series 2021-MN2 Class M2
30-day Average SOFR + 3.350% 07/25/2041	7.655%	7,250,000	7,250,037
Series 2022-MN4 Class M1
30-day Average SOFR + 4.250% 05/25/2052	8.558%	3,735,155	3,790,731
Series 2022-MN4 Class M2
30-day Average SOFR + 6.500% 05/25/2052	10.808%	2,500,000	2,814,556
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,553,825
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,656,961
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-SFR1 Class F
09/17/2038	3.171%	4,400,000	4,177,544
GAM Investments(a),(c)
Subordinated Series 2021-F Class F
09/27/2051	2.367%	7,500,000	6,480,946
GAM Re-REMIC Trust(a),(h)
Series 2021-FRR1 Class 1D
11/29/2050	0.000%	4,000,000	3,433,613
Series 2021-FRR1 Class 2B
11/29/2050	0.000%	6,600,000	5,685,113
GS Mortgage Securities Trust
Series 2020-GSA2 Class A4
12/12/2053	1.721%	2,582,000	2,292,891
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	44,385	44,151
KGS-Alpha SBA COOF Trust(a),(c),(d)
CMO Series 2012-2 Class A
08/25/2038	0.932%	413,749	7,586
CMO Series 2013-2 Class A
03/25/2039	1.715%	566,745	15,780
CMO Series 2014-2 Class A
04/25/2040	3.936%	98,209	5,636
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,452,900
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-5C1 Class A3
03/15/2030	5.635%	533,000	552,948
Morgan Stanley Capital I Trust(a),(c),(d)
CMO Series 2006-T21 Class X
10/12/2052	0.057%	1,584,803	2
Morgan Stanley Capital I Trust(c)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	879,372
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
07/15/2053	1.790%	846,282	740,965
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,540,000
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	1,731,521
New Residential Mortgage Loan Trust(a)
Subordinated Series 2022-SFR1 Class E1
02/17/2039	3.550%	7,036,000	6,775,890
Progress Residential Trust(a)
Subordinated Series 2021-SFR7 Class E1
08/17/2040	2.591%	2,500,000	2,303,076
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-SFR8 Class F
10/17/2038	3.181%	1,000,000	971,231
Subordinated Series 2021-SFR9 Class E2
11/17/2040	3.010%	2,899,000	2,716,780
Subordinated Series 2022-SFR3 Class F
04/17/2039	6.600%	5,560,000	5,544,101
Progress Residential Trust
Subordinated Series 2022-SFR2 Class E1
04/17/2027	4.550%	3,100,000	3,038,098
Starwood Waypoint Homes Trust(g)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,258,600
SWCH Commercial Mortgage Trust(a),(b)
Series 2025-DATA Class A
1-month Term SOFR + 1.443% Floor 1.443% 03/15/2042	5.750%	1,515,000	1,502,305
Wachovia Bank Commercial Mortgage Trust(a),(c),(d)
CMO Series 2004-C12 Class
07/15/2041	0.888%	140,682	300
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	33,547	0
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month Term SOFR + 1.264% Floor 1.150% 02/15/2040	5.577%	681,742	681,350
Wells Fargo Commercial Mortgage Trust
Series 2025-C64 Class A5
02/15/2058	5.645%	767,000	798,431
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $143,825,490)			146,204,398

Convertible Bonds 0.0%

Banking 0.0%
BNP Paribas SA(a),(e),(j)
	7.375%	270,000	274,322
NatWest Group PLC(e),(j)
	8.125%	340,000	365,962
UBS Group AG(a),(e),(j)
	9.250%	320,000	369,717
	9.250%	315,000	343,362
Total			1,353,363
Total Convertible Bonds (Cost $1,245,000)			1,353,363

Corporate Bonds & Notes 27.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
BAE Systems PLC(a)
02/15/2031	1.900%	217,000	188,489
Boeing Co. (The)
03/01/2028	3.250%	190,000	183,538
05/01/2029	6.298%	425,000	449,338
05/01/2031	6.388%	242,000	260,274
05/01/2050	5.805%	1,390,000	1,333,517
05/01/2054	6.858%	831,000	910,135
05/01/2060	5.930%	662,000	628,935
Bombardier, Inc.(a)
02/15/2028	6.000%	580,000	582,904
Embraer Netherlands Finance BV
02/11/2035	5.980%	2,078,000	2,143,169
General Dynamics Corp.
08/15/2035	4.950%	1,550,000	1,555,724
Howmet Aerospace, Inc.
10/15/2031	4.850%	1,067,000	1,082,307
Lockheed Martin Corp.
12/15/2031	4.700%	1,096,000	1,109,799
Northrop Grumman Corp.
07/15/2030	4.650%	1,142,000	1,152,346
07/15/2035	5.250%	1,060,000	1,080,377
RTX Corp.
03/15/2054	6.400%	504,000	551,876
TransDigm, Inc.(a)
03/01/2032	6.625%	900,000	932,172
Total			14,144,900
Agencies 0.0%
Crowley Conro LLC
08/15/2043	4.181%	558,712	508,640
Airlines 0.5%
Air Canada Pass-Through Trust(a)
Series 2017-1 Class A
01/15/2030	3.550%	242,861	225,630
Series 2017-1 Class AA
01/15/2030	3.300%	174,139	162,933
American Airlines Pass-Through Trust
Series 2016-3 Class AA
10/15/2028	3.000%	753,248	707,166
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	478,333	478,225
04/20/2029	5.750%	1,100,000	1,102,567
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	278,280	265,459
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-1 Class AA
09/20/2031	3.800%	177,812	171,610
Series 2019-1 Class AA
06/15/2034	3.300%	314,520	291,720
Delta Air Lines, Inc.
07/10/2028	4.950%	3,191,000	3,208,984
07/10/2030	5.250%	3,590,000	3,616,750
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	2,594,000	2,599,348
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%	490,000	477,004
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	661,664	613,105
United Airlines, Inc.(a)
04/15/2026	4.375%	535,000	531,197
United Airlines, Inc. Pass-Through Trust
Series 2016-1 Class AA
07/07/2028	3.100%	321,464	306,656
Series 2018-1 Class A
03/01/2030	3.700%	857,845	792,747
Series 2018-1 Class AA
03/01/2030	3.500%	271,436	254,191
Series 2019-1 Class A
08/25/2031	4.550%	474,307	442,524
Series 2019-1 Class AA
08/25/2031	4.150%	503,052	478,888
Total			16,726,704
Apartment REIT 0.2%
American Homes 4 Rent LP
06/15/2030	4.950%	1,035,000	1,045,237
04/15/2032	3.625%	1,356,000	1,251,525
07/15/2034	5.500%	552,000	559,042
04/15/2052	4.300%	608,000	472,332
Essex Portfolio LP
01/15/2031	1.650%	180,000	152,621
06/15/2031	2.550%	700,000	621,153
04/01/2034	5.500%	1,178,000	1,205,381
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	234,000	198,731
04/15/2032	4.150%	1,350,000	1,279,635
02/01/2035	4.875%	1,199,000	1,161,793
UDR, Inc.
09/01/2026	2.950%	212,000	208,389
Total			8,155,839
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.7%
Adient Global Holdings Ltd.(a)
04/15/2028	7.000%	500,000	514,618
Allison Transmission, Inc.(a)
06/01/2029	5.875%	515,000	519,385
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	693,000	692,089
Dana, Inc.
06/15/2028	5.625%	250,000	250,625
Ford Motor Credit Co. LLC
02/10/2029	2.900%	5,953,000	5,412,639
05/03/2029	5.113%	363,000	354,974
General Motors Financial Co., Inc.
01/07/2030	5.350%	843,000	852,838
07/15/2030	5.450%	2,005,000	2,033,921
06/10/2031	2.700%	3,003,000	2,625,716
04/04/2034	5.950%	438,000	444,339
Goodyear Tire & Rubber Co. (The)
07/15/2031	5.250%	450,000	431,688
Hyundai Capital America(a)
01/08/2026	1.300%	239,000	234,794
11/01/2027	4.875%	600,000	602,756
01/10/2028	1.800%	196,000	182,715
03/27/2030	5.150%	2,542,000	2,570,945
Toyota Motor Corp.
06/30/2030	4.450%	1,479,000	1,485,224
06/30/2035	5.053%	1,406,000	1,418,239
Toyota Motor Credit Corp.
05/15/2030	4.800%	1,323,000	1,343,661
Volkswagen Group of America Finance LLC(a)
03/27/2028	5.050%	721,000	724,817
11/13/2028	4.750%	710,000	707,069
03/27/2030	5.350%	1,132,000	1,151,057
03/27/2035	5.800%	710,000	714,288
Total			25,268,397
Banking 8.1%
ABN AMRO Bank NV(a),(e)
10/13/2026	6.575%	300,000	301,551
12/03/2028	4.988%	700,000	708,549
12/13/2029	2.470%	500,000	466,626
Subordinated
03/13/2037	3.324%	800,000	703,604
AIB Group PLC(a),(e)
09/13/2029	6.608%	265,000	280,273
05/15/2031	5.320%	200,000	203,522
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Express Co.(e)
04/25/2029	4.731%	3,002,000	3,034,595
01/30/2031	5.085%	1,089,000	1,113,772
04/25/2031	5.016%	3,735,000	3,815,108
01/30/2036	5.442%	1,425,000	1,454,202
04/25/2036	5.667%	1,324,000	1,371,524
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	275,014
Banco Bilbao Vizcaya Argentaria SA
03/13/2029	5.381%	1,600,000	1,648,397
Banco Santander SA(e)
09/14/2027	1.722%	200,000	193,168
Banco Santander SA
08/08/2028	5.588%	2,400,000	2,478,752
07/15/2031	5.439%	200,000	207,729
Bank of America Corp.(e)
07/22/2027	1.734%	5,003,000	4,863,443
04/24/2028	3.705%	365,000	360,740
12/20/2028	3.419%	210,000	205,231
09/15/2029	5.819%	688,000	717,174
01/24/2031	5.162%	1,088,000	1,115,222
02/13/2031	2.496%	2,589,000	2,365,192
07/23/2031	1.898%	431,000	378,547
10/24/2031	1.922%	694,000	604,943
02/04/2033	2.972%	1,280,000	1,145,993
04/27/2033	4.571%	911,000	895,933
01/23/2035	5.468%	547,000	561,906
01/24/2036	5.511%	817,000	840,267
06/19/2041	2.676%	2,902,000	2,068,131
12/31/2079	6.625%	682,000	704,335
Subordinated
08/15/2035	5.425%	701,000	700,611
Bank of Ireland Group PLC(a),(e)
03/20/2030	5.601%	350,000	360,875
Bank of Montreal(e)
09/10/2030	4.640%	409,000	412,491
Bank of Montreal
06/04/2031	5.511%	263,000	274,954
Bank of New York Mellon Corp. (The)(e)
10/25/2029	6.317%	202,000	214,397
02/11/2031	4.942%	2,265,000	2,311,685
Bank of Nova Scotia (The)(e)
11/10/2032	4.740%	473,000	472,574
Banque Federative du Credit Mutuel SA(a)
10/04/2026	1.604%	545,000	526,453
07/13/2028	5.790%	737,000	764,817
Barclays PLC(e)
09/10/2030	4.942%	929,000	935,825
11/02/2033	7.437%	1,195,000	1,355,312
02/25/2036	5.785%	3,765,000	3,848,279
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BNP Paribas SA(a),(e)
01/13/2027	1.323%	230,000	226,028
01/09/2030	5.176%	1,320,000	1,347,651
01/13/2033	5.786%	708,000	736,460
01/20/2033	3.132%	341,000	303,245
Subordinated
11/19/2035	5.906%	1,530,000	1,542,905
BPCE SA(a)
07/19/2027	4.750%	250,000	252,005
01/18/2028	5.125%	1,622,000	1,652,421
BPCE SA(a),(e)
10/19/2027	6.612%	630,000	644,925
10/19/2029	6.714%	804,000	850,780
05/28/2031	5.389%	2,102,000	2,140,344
01/20/2032	2.277%	605,000	523,283
10/19/2034	7.003%	1,044,000	1,147,216
05/30/2035	5.936%	330,000	338,663
01/14/2036	6.293%	280,000	293,954
05/28/2036	6.027%	1,781,000	1,835,398
Subordinated
10/19/2032	3.116%	900,000	781,045
CaixaBank SA(a),(e)
09/13/2027	6.684%	330,000	337,943
CaixaBank SA(a),(e),(k)
07/03/2029	4.634%	2,600,000	2,606,575
07/03/2031	4.885%	2,600,000	2,611,801
07/03/2036	5.581%	1,766,000	1,785,655
Canadian Imperial Bank of Commerce(e)
09/11/2030	4.631%	295,000	295,105
Capital One Financial Corp.(e)
11/02/2027	1.878%	254,000	245,398
02/01/2035	6.051%	3,082,000	3,215,737
Citibank NA
05/29/2027	4.576%	6,010,000	6,041,770
08/06/2029	4.838%	335,000	342,058
05/29/2030	4.914%	5,165,000	5,263,548
Citigroup, Inc.(e),(j)
	6.750%	957,000	963,637
	6.950%	532,000	543,012
	7.125%	1,425,000	1,469,257
Citigroup, Inc.(e)
07/24/2028	3.668%	448,000	441,005
03/04/2029	4.786%	2,805,000	2,825,202
02/13/2030	5.174%	414,000	422,261
03/20/2030	3.980%	745,000	729,918
09/19/2030	4.542%	4,651,000	4,628,044
05/01/2032	2.561%	1,086,000	962,074
11/03/2032	2.520%	1,350,000	1,180,117
01/25/2033	3.057%	1,014,000	906,589
11/17/2033	6.270%	1,235,000	1,330,155
03/27/2036	5.333%	2,827,000	2,848,844
03/04/2056	5.612%	1,925,000	1,888,211
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
05/25/2034	6.174%	784,000	818,577
02/13/2035	5.827%	2,312,000	2,356,829
01/24/2036	6.020%	4,336,000	4,451,949
Credit Agricole SA(a),(e)
01/26/2027	1.247%	1,320,000	1,294,947
09/11/2028	4.631%	380,000	380,429
10/03/2029	6.316%	970,000	1,019,276
05/27/2031	5.222%	2,797,000	2,849,255
01/09/2036	5.862%	555,000	575,357
Credit Agricole SA(a)
Subordinated
01/14/2030	3.250%	435,000	404,646
Credit Suisse Group AG(a),(e)
01/12/2029	3.869%	250,000	246,100
Danske Bank A/S(a),(e)
03/01/2030	5.705%	320,000	331,677
10/02/2030	4.613%	524,000	521,709
Deutsche Bank AG(e)
07/13/2027	7.146%	270,000	276,882
01/07/2028	2.552%	250,000	242,796
02/08/2028	5.706%	527,000	535,821
05/09/2031	5.297%	2,303,000	2,339,084
Subordinated
01/07/2033	3.742%	3,956,000	3,556,074
Deutsche Bank AG
05/10/2029	5.414%	290,000	300,335
DNB Bank ASA(a),(e)
03/30/2028	1.605%	285,000	271,586
11/05/2030	4.853%	885,000	895,721
Goldman Sachs Bank USA(e)
05/21/2027	5.414%	2,004,000	2,020,397
Goldman Sachs Group, Inc. (The)(e),(j)
	6.850%	730,000	754,476
	7.500%	481,000	506,590
Goldman Sachs Group, Inc. (The)(e)
03/09/2027	1.431%	518,000	506,867
02/24/2028	2.640%	1,025,000	995,606
03/15/2028	3.615%	450,000	443,956
06/05/2028	3.691%	782,000	771,175
04/23/2029	3.814%	430,000	422,947
10/24/2029	6.484%	2,207,000	2,341,721
04/25/2030	5.727%	264,000	274,799
07/23/2030	5.049%	1,238,000	1,257,838
10/23/2030	4.692%	2,398,000	2,405,028
01/28/2031	5.207%	4,030,000	4,123,237
04/23/2031	5.218%	5,756,000	5,902,344
04/22/2032	2.615%	1,648,000	1,465,876
02/24/2033	3.102%	2,649,000	2,384,771
07/23/2035	5.330%	2,714,000	2,746,235
10/23/2035	5.016%	962,000	950,384
01/28/2056	5.734%	1,128,000	1,129,331
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	321,000	296,739
HSBC Holdings PLC(e),(j)
	7.050%	865,000	875,014
HSBC Holdings PLC(e)
08/11/2028	5.210%	1,217,000	1,234,151
09/22/2028	2.013%	1,401,000	1,327,197
03/03/2029	4.889%	3,203,000	3,229,302
05/22/2030	3.973%	1,394,000	1,356,980
11/19/2030	5.286%	1,929,000	1,970,359
03/03/2031	5.130%	3,203,000	3,243,756
08/18/2031	2.357%	284,000	252,138
05/17/2032	5.733%	896,000	931,474
05/24/2032	2.804%	1,032,000	916,430
05/13/2036	5.790%	3,311,000	3,407,468
Subordinated
11/18/2035	5.874%	1,091,000	1,103,266
Huntington Bancshares, Inc.(e)
02/02/2035	5.709%	254,000	259,518
ING Groep NV(e)
03/25/2036	5.525%	2,803,000	2,852,694
Intesa Sanpaolo SpA(a)
11/28/2033	7.200%	1,062,000	1,190,911
Intesa Sanpaolo SpA(a),(e)
Subordinated
06/01/2042	4.950%	1,199,000	968,326
JPMorgan Chase & Co.(e)
04/22/2031	2.522%	2,404,000	2,197,107
07/22/2035	5.294%	1,231,000	1,253,231
04/22/2036	5.572%	576,000	597,513
KeyCorp(e)
04/04/2031	5.121%	874,000	884,170
06/01/2033	4.789%	488,000	475,630
Lloyds Banking Group PLC(e)
05/11/2027	1.627%	356,000	347,191
01/05/2028	5.462%	205,000	207,767
01/05/2035	5.679%	220,000	225,781
Subordinated
06/13/2036	6.068%	1,420,000	1,458,900
Lloyds Banking Group PLC
Subordinated
12/10/2025	4.582%	300,000	299,599
Macquarie Bank Ltd.(a),(e)
Subordinated
03/03/2036	3.052%	280,000	248,284
Macquarie Group Ltd.(a),(e)
01/15/2030	5.033%	219,000	221,676
Mitsubishi UFJ Financial Group, Inc.(e)
07/20/2027	1.538%	220,000	213,437
04/24/2031	5.159%	1,723,000	1,763,309
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mitsubishi UFJ Financial Group, Inc.
07/17/2030	2.048%	349,000	309,812
07/18/2039	3.751%	242,000	208,176
Mizuho Financial Group, Inc.(e)
07/10/2030	5.382%	300,000	308,635
09/13/2030	2.869%	219,000	204,374
Morgan Stanley(e)
01/24/2029	3.772%	192,000	189,057
02/01/2029	5.123%	579,000	589,107
04/12/2029	4.994%	4,070,000	4,129,691
07/20/2029	5.449%	1,560,000	1,604,151
01/16/2030	5.173%	1,117,000	1,140,538
01/23/2030	4.431%	318,000	317,271
07/19/2030	5.042%	5,583,000	5,678,621
01/15/2031	5.230%	4,450,000	4,563,059
04/17/2031	5.192%	4,058,000	4,161,160
02/13/2032	1.794%	2,719,000	2,325,623
04/28/2032	1.928%	1,905,000	1,628,869
01/21/2033	2.943%	169,000	150,823
07/21/2034	5.424%	323,000	330,998
04/19/2035	5.831%	3,932,000	4,121,850
07/19/2035	5.320%	624,000	631,553
04/17/2036	5.664%	446,000	462,332
Subordinated
09/16/2036	2.484%	251,000	213,241
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	409,000	361,878
National Australia Bank Ltd.(a),(e)
Subordinated
08/02/2034	3.933%	366,000	351,316
Nationwide Building Society(a),(e)
10/18/2027	6.557%	210,000	215,236
02/16/2028	2.972%	210,000	205,076
Nationwide Building Society(a)
07/29/2029	5.127%	356,000	364,431
NatWest Group PLC(e)
09/13/2029	5.808%	380,000	394,348
05/23/2031	5.115%	2,495,000	2,537,199
NatWest Markets PLC(a)
05/17/2029	5.410%	985,000	1,017,544
03/21/2030	5.022%	988,000	1,003,786
Nordea Bank Abp(a)
09/22/2027	5.375%	200,000	204,600
PNC Financial Services Group, Inc. (The)(e)
10/21/2032	4.812%	2,252,000	2,257,520
08/18/2034	5.939%	324,000	343,023
10/20/2034	6.875%	984,000	1,099,613
01/22/2035	5.676%	201,000	208,743
Royal Bank of Canada(e)
10/18/2030	4.650%	2,440,000	2,444,870
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Scotland Group PLC(e)
05/08/2030	4.445%	208,000	206,279
Santander Holdings USA, Inc.(e)
03/20/2031	5.741%	1,034,000	1,061,593
05/31/2035	6.342%	1,261,000	1,318,619
Santander UK Group Holdings PLC(e)
09/11/2030	4.858%	2,382,000	2,378,060
04/15/2031	5.694%	279,000	287,742
Societe Generale SA(a),(e)
12/14/2026	1.488%	1,181,000	1,163,799
01/12/2027	6.447%	400,000	403,640
01/19/2028	2.797%	1,114,000	1,081,972
01/10/2029	6.446%	400,000	415,732
05/22/2031	5.512%	350,000	356,979
06/09/2032	2.889%	914,000	805,269
04/13/2033	6.100%	918,000	954,056
01/19/2035	6.066%	351,000	361,405
Subordinated
01/19/2055	7.132%	631,000	640,788
Societe Generale SA(a)
01/22/2030	3.000%	354,000	329,760
Subordinated
01/10/2053	7.367%	344,000	360,111
Standard Chartered PLC(a),(e)
01/14/2027	1.456%	260,000	255,636
05/14/2028	5.688%	515,000	525,156
11/16/2028	7.767%	885,000	946,194
01/09/2029	6.301%	569,000	590,676
05/14/2035	5.905%	1,036,000	1,076,498
State Street Corp.(e),(j)
	6.700%	448,000	466,845
State Street Corp.
02/28/2030	4.729%	3,206,000	3,253,037
Sumitomo Mitsui Financial Group, Inc.
01/13/2028	5.520%	310,000	318,989
07/16/2029	3.040%	567,000	537,117
07/09/2031	5.424%	350,000	362,992
Sumitomo Mitsui Financial Group, Inc.(e),(k)
07/08/2031	4.660%	1,420,000	1,420,000
07/08/2033	4.954%	1,420,000	1,420,000
07/08/2036	5.246%	1,654,000	1,656,266
Svenska Handelsbanken AB(a)
06/15/2028	5.500%	1,320,000	1,364,250
Toronto-Dominion Bank (The)
07/17/2028	5.523%	195,000	201,746
Truist Financial Corp.(e)
10/30/2029	7.161%	695,000	751,911
01/26/2034	5.122%	1,099,000	1,098,505
06/08/2034	5.867%	352,000	367,541
01/24/2035	5.711%	260,000	269,408
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Group AG(a),(e)
05/12/2028	4.751%	1,091,000	1,096,779
08/13/2030	3.126%	2,774,000	2,615,712
09/13/2030	5.617%	683,000	709,053
UniCredit SpA(a),(e)
09/22/2026	2.569%	373,000	371,092
US Bancorp(e)
01/23/2030	5.384%	228,000	234,810
07/23/2030	5.100%	434,000	442,982
05/15/2031	5.083%	415,000	423,393
01/23/2035	5.678%	147,000	152,662
Wells Fargo & Co.(e),(j)
	6.850%	1,048,000	1,099,161
Wells Fargo & Co.(e)
04/22/2028	5.707%	1,248,000	1,276,124
07/25/2028	4.808%	1,459,000	1,471,055
04/23/2029	4.970%	4,123,000	4,181,464
07/25/2029	5.574%	785,000	810,459
10/23/2029	6.303%	2,251,000	2,379,426
01/24/2031	5.244%	642,000	658,583
04/23/2031	5.150%	4,693,000	4,807,024
07/25/2033	4.897%	1,243,000	1,242,862
04/24/2034	5.389%	792,000	810,993
07/25/2034	5.557%	1,171,000	1,209,273
10/23/2034	6.491%	398,000	435,067
12/03/2035	5.211%	1,826,000	1,833,493
04/23/2036	5.605%	1,589,000	1,640,193
04/30/2041	3.068%	1,330,000	1,005,477
Total			302,837,733
Brokerage/Asset Managers/Exchanges 0.2%
Apollo Global Management, Inc.
05/21/2054	5.800%	490,000	484,540
Ares Management Corp.
10/11/2054	5.600%	1,200,000	1,133,758
Nomura Holdings, Inc.(k)
07/01/2030	4.904%	2,600,000	2,608,584
06/29/2035	5.491%	1,494,000	1,503,157
Total			5,730,039
Building Materials 0.1%
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	800,000	740,836
CRH America Finance, Inc.
01/09/2035	5.500%	1,268,000	1,300,032
CRH SMW Finance DAC
01/09/2030	5.125%	1,268,000	1,299,444
Knife River Corp.(a)
05/01/2031	7.750%	280,000	295,048
Masterbrand, Inc.(a)
07/15/2032	7.000%	425,000	434,283
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Smyrna Ready Mix Concrete LLC(a)
11/01/2028	6.000%	575,000	573,680
Standard Industries, Inc.(a)
01/15/2028	4.750%	300,000	296,846
07/15/2030	4.375%	500,000	473,230
Total			5,413,399
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	200,000	199,238
03/01/2030	4.750%	3,150,000	3,053,167
02/01/2031	4.250%	1,160,000	1,082,478
Charter Communications Operating LLC
06/01/2034	6.550%	517,000	551,318
Charter Communications Operating LLC/Capital
06/01/2029	6.100%	2,075,000	2,172,643
02/01/2032	2.300%	262,000	220,856
04/01/2038	5.375%	167,000	157,358
06/01/2041	3.500%	406,000	294,614
03/01/2042	3.500%	3,007,000	2,145,497
03/01/2050	4.800%	231,000	185,002
04/01/2051	3.700%	255,000	169,966
06/01/2052	3.900%	1,143,000	783,300
04/01/2053	5.250%	971,000	827,663
04/01/2063	5.500%	413,000	349,107
Comcast Corp.
06/01/2034	5.300%	257,000	263,281
08/15/2034	4.200%	236,000	223,000
03/01/2038	3.900%	673,000	583,001
11/01/2051	2.887%	248,000	150,752
11/01/2052	4.049%	762,000	571,472
05/15/2053	5.350%	3,326,000	3,079,950
11/01/2056	2.937%	2,913,000	1,710,067
11/01/2063	2.987%	884,000	497,037
CSC Holdings LLC(a)
02/01/2029	6.500%	700,000	568,861
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	375,000	373,718
DISH Network Corp.(a)
11/15/2027	11.750%	1,000,000	1,029,595
EchoStar Corp.
11/30/2029	10.750%	85,000	87,388
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	850,000	866,946
Sirius XM Radio, Inc.(a)
07/15/2028	4.000%	1,539,000	1,478,013
Time Warner Cable LLC
09/01/2041	5.500%	460,000	418,057
Total			24,093,345
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.1%
Avient Corp.(a)
08/01/2030	7.125%	470,000	484,585
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	371,000	368,583
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	500,000	387,973
Chemours Co. (The)(a)
11/15/2028	5.750%	505,000	473,184
Dow Chemical Co. (The)
03/15/2035	5.350%	2,063,000	2,051,946
INEOS Finance PLC(a)
05/15/2028	6.750%	500,000	496,393
Sherwin-Williams Co. (The)
09/01/2031	4.800%	411,000	415,599
Total			4,678,263
Construction Machinery 0.7%
Caterpillar Financial Services Corp.
05/14/2027	5.000%	2,397,000	2,437,194
02/27/2029	4.850%	1,581,000	1,616,868
08/16/2029	4.375%	1,643,000	1,655,231
Caterpillar, Inc.
05/15/2035	5.200%	2,618,000	2,668,091
Deere & Co.
01/16/2035	5.450%	3,600,000	3,749,327
01/19/2055	5.700%	1,664,000	1,717,429
EquipmentShare.com, Inc.(a)
05/15/2032	8.625%	530,000	564,234
Herc Holdings, Inc.(a)
07/15/2027	5.500%	400,000	399,839
John Deere Capital Corp.
09/08/2026	5.150%	1,466,000	1,483,368
01/08/2027	4.500%	1,981,000	1,993,279
09/15/2027	4.150%	1,571,000	1,574,330
01/07/2028	4.650%	1,395,000	1,416,249
06/11/2029	4.850%	260,000	266,416
06/05/2030	4.550%	1,850,000	1,867,834
Ritchie Bros Holdings, Inc.(a)
03/15/2031	7.750%	265,000	278,628
Terex Corp.(a)
05/15/2029	5.000%	520,000	507,936
United Rentals North America, Inc.
01/15/2030	5.250%	765,000	767,165
Total			24,963,418
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.2%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	556,900
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	235,000	227,980
CBRE Services, Inc.
06/15/2035	5.500%	1,043,000	1,050,238
Garda World Security Corp(a)
02/15/2027	4.625%	378,000	375,737
Prime Security Services Borrower LLC/Finance, Inc.(a)
01/15/2028	6.250%	285,000	285,653
Rollins, Inc.
02/24/2035	5.250%	963,000	966,232
Service Corp. International
06/01/2029	5.125%	430,000	429,605
Uber Technologies, Inc.
09/15/2034	4.800%	3,590,000	3,534,280
09/15/2054	5.350%	952,000	889,631
Total			8,316,256
Consumer Products 0.1%
ACCO Brands Corp.(a)
03/15/2029	4.250%	645,000	570,192
Amer Sports Co.(a)
02/16/2031	6.750%	395,000	411,055
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	508,000	505,613
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	245,000	238,523
Kenvue, Inc.
05/22/2032	4.850%	699,000	707,145
Newell Brands, Inc.
09/15/2029	6.625%	1,080,000	1,069,668
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	695,000	671,977
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	705,000	674,165
Total			4,848,338
Diversified Manufacturing 0.4%
Chart Industries, Inc.(a)
01/01/2030	7.500%	685,000	717,473
Eaton Capital ULC
05/09/2030	4.450%	1,064,000	1,069,032
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	965,000	987,487
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Griffon Corp.
03/01/2028	5.750%	436,000	435,556
Honeywell International, Inc.
03/01/2054	5.250%	245,000	232,331
Madison IAQ LLC(a)
06/30/2028	4.125%	300,000	291,225
Siemens Funding BV(a)
05/26/2028	4.350%	2,606,000	2,626,975
05/28/2030	4.600%	1,739,000	1,757,874
05/28/2032	4.900%	2,095,000	2,127,519
05/28/2035	5.200%	2,095,000	2,135,672
05/28/2055	5.800%	1,062,000	1,094,708
TriMas Corp.(a)
04/15/2029	4.125%	505,000	479,838
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	810,000	819,599
Total			14,775,289
Electric 2.5%
AEP Transmission Co. LLC
09/15/2049	3.150%	257,000	170,626
08/15/2051	2.750%	336,000	204,938
Alabama Power Co.
04/02/2035	5.100%	1,115,000	1,123,942
Ameren Illinois Co.
07/01/2054	5.550%	369,000	363,038
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	490,000	431,118
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,051,000	934,202
06/01/2035	5.450%	1,844,000	1,889,707
08/15/2046	3.500%	221,000	162,400
Calpine Corp.(a)
02/15/2028	4.500%	640,000	634,171
03/15/2028	5.125%	830,000	829,226
02/01/2029	4.625%	649,000	640,423
CenterPoint Energy Houston Electric LLC
03/01/2052	3.600%	776,000	558,105
Commonwealth Edison Co.
06/01/2055	5.950%	190,000	196,802
Consolidated Edison Co of New York, Inc.
11/15/2059	3.700%	399,000	276,498
Consolidated Edison Co. of New York, Inc.
03/15/2034	5.500%	975,000	1,014,775
05/15/2034	5.375%	785,000	811,231
12/01/2051	3.200%	236,000	156,329
03/15/2055	5.500%	1,411,000	1,368,219
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumers Energy Co.
01/15/2031	4.500%	2,062,000	2,068,248
05/15/2033	4.625%	412,000	407,869
05/15/2035	5.050%	1,524,000	1,535,055
Dominion Energy, Inc.(e)
06/01/2054	7.000%	198,000	211,958
02/01/2055	6.875%	311,000	326,547
05/15/2055	6.625%	785,000	798,962
DTE Electric Co.
05/15/2035	5.250%	722,000	735,393
06/15/2042	3.950%	205,000	165,832
04/01/2043	4.000%	453,000	370,571
03/01/2050	2.950%	1,227,000	800,022
03/01/2052	3.650%	562,000	413,232
Duke Energy Carolinas LLC
04/15/2031	2.550%	480,000	434,174
03/15/2032	2.850%	1,305,000	1,172,044
03/15/2035	5.250%	1,146,000	1,171,397
12/15/2041	4.250%	183,000	156,744
03/15/2052	3.550%	951,000	685,996
01/15/2053	5.350%	921,000	882,996
01/15/2054	5.400%	176,000	169,466
Duke Energy Corp.
06/15/2051	3.500%	651,000	446,865
06/15/2054	5.800%	234,000	228,849
Duke Energy Florida LLC
12/15/2031	2.400%	1,048,000	927,120
Duke Energy Indiana LLC
04/01/2050	2.750%	1,113,000	683,593
Duke Energy Ohio, Inc.
04/01/2033	5.250%	982,000	1,009,921
Duke Energy Progress LLC
03/15/2035	5.050%	614,000	617,004
04/01/2035	5.700%	174,000	181,450
10/15/2046	3.700%	239,000	180,319
08/15/2050	2.500%	1,060,000	618,041
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	375,000	363,912
10/01/2030	2.532%	216,000	190,882
Edison International
06/15/2029	5.450%	213,000	210,651
Edison International(e)
06/15/2053	8.125%	799,000	772,553
Emera US Finance LP
06/15/2031	2.639%	350,000	307,619
06/15/2046	4.750%	360,000	299,120
Enel Finance International NV(a)
04/06/2028	3.500%	335,000	326,716
06/26/2029	5.125%	605,000	616,348
06/26/2034	5.500%	911,000	927,558
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enel Finance International NV(a),(e)
07/12/2031	2.500%	679,000	595,743
Entergy Arkansas LLC
01/15/2033	5.150%	1,577,000	1,615,166
06/15/2051	2.650%	946,000	554,767
Entergy Corp.(e)
12/01/2054	7.125%	544,000	562,907
Entergy Louisiana LLC
03/15/2051	2.900%	514,000	318,470
03/15/2054	5.700%	211,000	208,227
Entergy Mississippi LLC
09/01/2033	5.000%	292,000	292,034
04/15/2055	5.800%	1,205,000	1,208,031
Entergy Texas, Inc.
03/15/2031	1.750%	979,000	844,448
09/15/2054	5.550%	299,000	285,568
Exelon Corp.
03/15/2055	5.875%	1,583,000	1,580,715
Exelon Generation Co. LLC
10/01/2041	5.750%	475,000	475,509
06/15/2042	5.600%	349,000	342,367
Florida Power & Light Co.
03/15/2055	5.700%	602,000	610,127
Georgia Power Co.
03/15/2034	5.250%	360,000	367,221
03/15/2035	5.200%	412,000	417,812
ITC Holdings Corp.(a)
09/22/2027	4.950%	193,000	195,104
05/14/2030	2.950%	310,000	288,197
06/01/2033	5.400%	409,000	413,559
05/09/2034	5.650%	689,000	706,385
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	151,000	150,644
03/01/2032	2.750%	2,165,000	1,898,474
Jersey Central Power & Light Co.
01/15/2035	5.100%	935,000	933,241
Kansas City Power & Light Co.
06/15/2047	4.200%	219,000	175,154
Metropolitan Edison Co.(a)
04/01/2028	5.200%	809,000	825,450
01/15/2029	4.300%	1,236,000	1,224,551
MidAmerican Energy Co.
11/01/2035	5.750%	346,000	365,611
08/01/2052	2.700%	911,000	560,992
Mississippi Power Co.
03/15/2042	4.250%	535,000	456,101
07/30/2051	3.100%	1,260,000	826,371
Nevada Power Co.
09/15/2040	5.375%	287,000	286,994
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.(e)
06/15/2054	6.750%	286,000	297,108
08/15/2055	6.375%	299,000	305,845
08/15/2055	6.500%	225,000	230,851
Northern States Power Co.
05/15/2035	5.050%	1,718,000	1,735,657
06/01/2052	4.500%	258,000	219,061
03/15/2054	5.400%	636,000	615,692
06/15/2054	5.650%	687,000	693,353
NRG Energy, Inc.(a)
12/02/2027	2.450%	191,000	181,314
06/15/2029	5.250%	1,165,000	1,159,192
NSTAR Electric Co.
06/01/2034	5.400%	1,213,000	1,244,232
03/01/2035	5.200%	619,000	624,520
Ohio Edison Co.(a)
12/15/2029	4.950%	1,033,000	1,047,196
Ohio Power Co.
10/01/2051	2.900%	381,000	232,354
Oncor Electric Delivery Co. LLC(a)
04/01/2035	5.350%	966,000	985,094
04/01/2055	5.800%	1,128,000	1,132,574
Pacific Gas and Electric Co.
06/04/2028	5.000%	334,000	335,020
07/01/2030	4.550%	1,000,068	976,036
06/15/2033	6.400%	2,201,000	2,299,165
06/01/2041	4.200%	611,000	472,527
12/01/2047	3.950%	2,405,000	1,693,261
07/01/2050	4.950%	3,002,000	2,419,059
08/01/2050	3.500%	399,000	255,594
Palomino Funding Trust I(a)
05/17/2028	7.233%	250,000	264,687
PECO Energy Co.
06/15/2050	2.800%	286,000	179,501
09/15/2051	2.850%	1,268,000	798,343
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,024,000	993,235
PG&E Corp.
07/01/2028	5.000%	186,000	181,174
07/01/2030	5.250%	210,000	200,029
PG&E Corp.(e)
03/15/2055	7.375%	1,310,000	1,242,500
PPL Capital Funding, Inc.
09/01/2034	5.250%	730,000	736,131
Public Service Co. of Colorado
01/15/2051	2.700%	265,000	156,802
Public Service Co. of Oklahoma
08/15/2051	3.150%	711,000	448,554
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Electric and Gas Co.
08/15/2031	1.900%	1,806,000	1,562,973
03/01/2035	5.050%	1,213,000	1,226,795
05/01/2050	2.700%	492,000	306,974
08/01/2050	2.050%	292,000	155,547
03/01/2055	5.500%	481,000	475,377
Puget Sound Energy, Inc.
09/15/2051	2.893%	421,000	260,657
06/15/2054	5.685%	843,000	827,048
Saavi Energia Sarl(a)
02/10/2035	8.875%	549,000	571,136
San Diego Gas & Electric Co.
08/15/2028	4.950%	365,000	372,562
08/15/2051	2.950%	318,000	199,768
Southern California Edison Co.
03/15/2030	5.250%	723,000	729,798
06/01/2031	5.450%	257,000	261,744
06/01/2034	5.200%	155,000	150,425
03/01/2035	5.450%	895,000	878,970
03/01/2048	4.125%	792,000	574,973
12/01/2053	5.875%	915,000	835,696
Southern Power Co.
09/15/2041	5.150%	232,000	218,985
Southwestern Electric Power Co.
04/01/2033	5.300%	199,000	200,522
04/01/2045	3.900%	249,000	187,286
Southwestern Public Service Co.
08/15/2041	4.500%	192,000	166,570
Trans-Allegheny Interstate Line Co.(a)
01/15/2031	5.000%	1,498,000	1,524,044
Tucson Electric Power Co.
04/15/2053	5.500%	238,000	226,120
Union Electric Co.
01/15/2054	5.250%	263,000	243,441
Virginia Electric and Power Co.
11/15/2051	2.950%	1,051,000	655,802
Vistra Operations Co. LLC(a)
12/30/2026	5.050%	1,004,000	1,009,099
02/15/2027	5.625%	580,000	579,792
10/15/2031	7.750%	370,000	393,126
04/15/2034	6.000%	2,345,000	2,436,201
Total			94,353,809
Environmental 0.0%
GFL Environmental, Inc.(a)
06/15/2029	4.750%	365,000	359,727
01/15/2031	6.750%	901,000	941,803
Republic Services, Inc.
02/15/2031	1.450%	217,000	185,150
Total			1,486,680
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.5%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2026	2.450%	693,000	675,190
09/10/2029	4.625%	265,000	265,072
AerCap Ireland Capital DAC/Global Aviation Trust(e)
03/10/2055	6.950%	410,000	427,992
Apollo Debt Solutions BDC(a)
03/15/2032	6.550%	1,189,000	1,216,043
Ares Strategic Income Fund
03/21/2032	6.200%	1,585,000	1,592,412
Avolon Holdings Funding Ltd.(a)
01/15/2026	5.500%	984,000	985,756
02/21/2026	2.125%	59,000	57,944
11/18/2027	2.528%	1,489,000	1,414,628
03/01/2029	5.750%	932,000	957,214
11/15/2029	5.750%	2,517,000	2,591,770
01/15/2030	5.150%	396,000	398,903
Bain Capital Specialty Finance, Inc.
03/15/2030	5.950%	1,066,000	1,057,032
Blue Owl Credit Income Corp.
09/15/2029	6.600%	1,272,000	1,310,014
FS KKR Capital Corp.
01/15/2030	6.125%	2,265,000	2,253,347
Goldman Sachs Private Credit Corp.(a)
05/06/2030	6.250%	1,604,000	1,626,566
Macquarie Airfinance Holdings Ltd.(a)
03/17/2030	5.150%	170,000	170,007
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	300,000	300,327
Oaktree Specialty Lending Corp.
02/27/2030	6.340%	1,362,000	1,348,887
OneMain Finance Corp.
05/15/2029	6.625%	530,000	545,042
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	400,000	380,232
Total			19,574,378
Food and Beverage 0.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	5,356,000	5,225,920
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	804,000	817,394
Bunge Ltd. Finance Corp.
08/17/2025	1.630%	811,000	807,282
09/17/2029	4.200%	1,657,000	1,638,773
Cargill, Inc.(a)
11/01/2036	7.250%	300,000	333,058
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Coca-Cola Co. (The)
01/14/2055	5.200%	384,000	367,465
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	250,000	249,768
Grupo Nutresa SA(a)
05/12/2035	9.000%	250,000	270,682
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%	1,317,000	1,354,262
JBS USA Holding Lux Sarl/Food Co./Sarl
11/15/2053	7.250%	2,355,000	2,654,796
JBS USA Holding Lux Sarl/Foods Group Holdings, Inc./Food Co.(a),(k)
01/15/2036	5.500%	1,430,000	1,428,064
04/15/2066	6.375%	533,000	535,908
JBS USA Lux SA/Food Co./Finance, Inc.
01/15/2032	3.625%	2,814,000	2,574,039
05/15/2032	3.000%	1,988,000	1,740,095
12/01/2052	6.500%	1,224,000	1,268,773
JBS USA LUX Sarl/Food Co./Foods Group(a)
04/20/2035	5.950%	383,000	396,773
Keurig Dr Pepper, Inc.
05/15/2030	4.600%	685,000	688,346
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	345,000	342,924
Mars, Inc.(a)
03/01/2030	4.800%	3,392,000	3,436,298
03/01/2032	5.000%	1,578,000	1,599,102
03/01/2035	5.200%	1,512,000	1,529,800
05/01/2045	5.650%	259,000	259,232
PepsiCo, Inc.
08/13/2042	3.600%	546,000	439,269
Performance Food Group, Inc.(a)
10/15/2027	5.500%	400,000	399,586
Post Holdings, Inc.(a)
04/15/2030	4.625%	475,000	456,888
Total			30,814,497
Gaming 0.1%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,060,000	1,011,735
MGM Resorts International
09/15/2029	6.125%	300,000	305,135
04/15/2032	6.500%	320,000	325,156
Station Casinos LLC(a)
02/15/2028	4.500%	300,000	294,253
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	515,000	515,334
Wynn Macau Ltd.(a)
08/26/2028	5.625%	295,000	289,383
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	300,000	297,656
Total			3,038,652
Health Care 0.8%
AdaptHealth LLC(a)
08/01/2029	4.625%	210,000	197,999
Alcon Finance Corp.(a)
12/06/2032	5.375%	2,976,000	3,068,304
Avantor Funding, Inc.(a)
07/15/2028	4.625%	345,000	338,852
Baxter International, Inc.
04/01/2031	1.730%	733,000	625,693
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	380,000	373,962
CommonSpirit Health
10/01/2029	3.347%	739,000	706,527
CVS Health Corp.
06/01/2031	5.550%	1,581,000	1,643,062
06/01/2034	5.700%	1,623,000	1,670,889
03/25/2038	4.780%	874,000	801,854
03/25/2048	5.050%	3,619,000	3,125,964
CVS Pass-Through Trust(a)
10/10/2025	6.204%	8,353	8,352
01/10/2034	5.926%	392,934	395,662
01/10/2036	4.704%	969,777	922,146
DaVita, Inc.(a)
06/01/2030	4.625%	600,000	574,990
Encompass Health Corp.
02/01/2030	4.750%	445,000	439,226
HCA, Inc.
06/15/2029	4.125%	600,000	589,518
03/01/2032	5.500%	2,731,000	2,818,570
04/01/2034	5.600%	192,000	196,644
09/15/2034	5.450%	376,000	378,861
06/15/2049	5.250%	1,497,000	1,330,533
03/15/2052	4.625%	1,179,000	947,574
06/01/2053	5.900%	841,000	812,265
04/01/2054	6.000%	158,000	154,478
03/01/2055	6.200%	1,795,000	1,806,902
Hologic, Inc.(a)
02/15/2029	3.250%	525,000	500,569
IQVIA, Inc.(a)
05/15/2027	5.000%	358,000	356,951
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,200,000	1,152,167
Quest Diagnostics, Inc.
12/15/2029	4.625%	432,000	436,097
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stryker Corp.
02/10/2030	4.850%	2,253,000	2,298,238
Tenet Healthcare Corp.
06/15/2030	6.125%	2,000,000	2,034,717
Zimmer Biomet Holdings, Inc.
02/19/2035	5.500%	732,000	750,231
Total			31,457,797
Healthcare Insurance 0.5%
Elevance Health, Inc.
06/15/2029	5.150%	1,738,000	1,789,122
02/15/2030	4.750%	1,364,000	1,380,074
11/01/2031	4.950%	1,223,000	1,240,713
02/15/2055	5.700%	381,000	369,083
UnitedHealth Group, Inc.
04/15/2027	4.600%	1,646,000	1,656,453
02/15/2033	5.350%	1,340,000	1,379,293
07/15/2034	5.150%	1,677,000	1,692,691
06/15/2035	5.300%	2,625,000	2,675,198
05/15/2041	3.050%	370,000	271,827
07/15/2044	5.500%	963,000	938,259
02/15/2053	5.875%	2,028,000	2,030,712
04/15/2053	5.050%	911,000	812,865
07/15/2054	5.625%	2,569,000	2,490,592
07/15/2064	5.750%	850,000	826,473
Total			19,553,355
Healthcare REIT 0.0%
Alexandria Real Estate Equities, Inc.
12/15/2030	4.900%	199,000	200,617
08/15/2031	3.375%	170,000	157,147
02/01/2033	1.875%	102,000	81,638
Sabra Health Care LP
12/01/2031	3.200%	257,000	229,345
Ventas Realty LP
07/01/2034	5.625%	238,000	245,078
Total			913,825
Independent Energy 0.7%
Aker BP ASA(a)
10/01/2034	5.125%	3,015,000	2,896,650
10/01/2054	5.800%	366,000	333,808
Baytex Energy Corp.(a)
04/30/2030	8.500%	660,000	660,483
California Resources Corp.(a)
02/01/2026	7.125%	121,000	121,068
Chord Energy Corp.(a)
03/15/2033	6.750%	230,000	235,308
Civitas Resources, Inc.(a)
07/01/2031	8.750%	725,000	733,919
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	315,000	316,153
Comstock Resources, Inc.(a)
03/01/2029	6.750%	295,000	295,816
ConocoPhillips Co.
03/15/2054	5.550%	2,022,000	1,931,653
01/15/2055	5.500%	1,093,000	1,036,228
Coterra Energy, Inc.
02/15/2035	5.400%	332,000	328,619
02/15/2055	5.900%	589,000	548,240
Devon Energy Corp.
09/15/2034	5.200%	2,683,000	2,605,672
09/15/2054	5.750%	1,322,000	1,191,142
Diamondback Energy, Inc.
04/18/2027	5.200%	797,000	808,126
01/30/2030	5.150%	1,488,000	1,520,965
04/01/2035	5.550%	2,062,000	2,084,268
03/24/2051	4.400%	298,000	230,228
04/18/2054	5.750%	1,320,000	1,225,458
04/18/2064	5.900%	401,000	371,967
Encino Acquisition Partners Holdings LLC(a)
05/01/2028	8.500%	360,000	368,100
EQT Corp.(a)
01/15/2031	4.750%	1,215,000	1,196,108
Hess Corp.
02/15/2041	5.600%	1,227,000	1,218,357
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	540,000	533,095
Matador Resources Co.(a)
04/15/2028	6.875%	270,000	275,418
04/15/2032	6.500%	225,000	224,990
Permian Resources Operating LLC(a)
07/15/2031	9.875%	160,000	175,539
Pioneer Natural Resources Co.
08/15/2030	1.900%	255,000	226,089
SM Energy Co.
09/15/2026	6.750%	280,000	280,192
01/15/2027	6.625%	300,000	300,274
Southwestern Energy Co.
02/01/2029	5.375%	400,000	400,526
02/01/2032	4.750%	2,097,000	2,036,276
Total			26,710,735
Integrated Energy 0.2%
BP Capital Markets America, Inc.
02/13/2033	4.812%	541,000	540,217
09/11/2033	4.893%	517,000	517,815
11/17/2034	5.227%	855,000	869,285
11/10/2050	2.772%	412,000	251,817
03/17/2052	3.001%	1,572,000	991,798
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BP Capital Markets PLC(e),(j)
	4.375%	456,000	454,917
Eni SpA(a)
05/15/2054	5.950%	1,228,000	1,187,354
ORLEN SA(a)
01/30/2035	6.000%	406,000	416,006
Total Capital International SA
06/29/2041	2.986%	280,000	206,532
05/29/2050	3.127%	729,000	481,329
TotalEnergies Capital SA
04/05/2054	5.488%	322,000	309,851
09/10/2054	5.275%	285,000	266,974
04/05/2064	5.638%	1,347,000	1,305,654
09/10/2064	5.425%	413,000	386,296
Total			8,185,845
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	595,000	577,273
Carnival Corp.(a)
02/15/2033	6.125%	1,135,000	1,160,225
Cinemark USA, Inc.(a)
07/15/2028	5.250%	210,000	209,121
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	475,000	482,174
10/15/2027	4.750%	435,000	430,199
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	340,000	349,350
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	166,000	166,005
Total			3,374,347
Life Insurance 0.2%
AIA Group Ltd.(a)
Subordinated
09/16/2040	3.200%	340,000	260,715
Allianz SE(a),(e)
09/03/2054	5.600%	800,000	797,840
CNO Global Funding(a)
06/04/2027	5.875%	467,000	479,588
Metropolitan Life Global Funding I(a)
03/28/2033	5.150%	799,000	810,677
New York Life Global Funding(a)
01/10/2028	3.000%	229,000	222,896
New York Life Insurance Co.(a)
Subordinated
05/15/2033	5.875%	999,000	1,047,558
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern Mutual Global Funding(a)
05/28/2031	5.160%	270,000	276,923
Principal Financial Group, Inc.(a)
02/15/2028	4.111%	468,000	463,479
Protective Life Global Funding(a)
12/08/2028	5.467%	466,000	482,771
Prudential Funding Asia PLC
04/14/2030	3.125%	322,000	304,045
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2047	4.270%	496,000	402,565
Total			5,549,057
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	468,952
03/15/2033	5.875%	50,000	50,952
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	145,000	144,233
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	305,000	304,530
Total			968,667
Media and Entertainment 0.3%
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	605,000	597,993
Gray Television, Inc.(a)
10/15/2030	4.750%	600,000	453,861
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	394,250	324,881
08/15/2030	7.750%	372,700	288,609
Lamar Media Corp.
02/15/2030	4.000%	530,000	506,234
Meta Platforms, Inc.
05/15/2053	5.600%	635,000	634,717
08/15/2054	5.400%	1,038,000	1,011,977
08/15/2064	5.550%	2,193,000	2,143,752
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	450,000	430,589
Netflix, Inc.
08/15/2054	5.400%	1,011,000	997,077
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	550,000	548,641
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	375,000	359,151
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	235,000	205,407
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	230,000	204,674
Take-Two Interactive Software, Inc.
06/12/2029	5.400%	193,000	198,851
06/12/2034	5.600%	771,000	798,671
TEGNA, Inc.
03/15/2028	4.625%	362,000	351,976
09/15/2029	5.000%	396,000	378,215
Univision Communications, Inc.(a)
08/15/2028	8.000%	285,000	289,231
Walt Disney Co. (The)
01/13/2051	3.600%	686,000	506,414
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	110,000	92,776
Total			11,323,697
Metals and Mining 0.4%
Allegheny Technologies, Inc.
12/01/2027	5.875%	480,000	479,864
Alumina Pty Ltd.(a)
09/15/2032	6.375%	200,000	203,802
Big River Steel LLC/Finance Corp.(a)
01/31/2029	6.625%	320,000	322,419
Carpenter Technology Corp.
07/15/2028	6.375%	485,000	486,131
Cleveland-Cliffs, Inc.
06/01/2027	5.875%	448,000	446,983
Freeport-McMoRan, Inc.
08/01/2030	4.625%	308,000	305,671
Gerdau Trade, Inc.
06/09/2035	5.750%	1,617,000	1,617,770
Glencore Funding LLC(a)
04/01/2030	5.186%	2,396,000	2,442,879
09/23/2031	2.625%	831,000	730,151
04/04/2034	5.634%	3,234,000	3,301,315
04/01/2035	5.673%	2,168,000	2,211,755
04/01/2055	6.141%	813,000	821,256
Newmont Corp./Newcrest Finance Pty Ltd.
03/15/2034	5.350%	1,171,000	1,201,928
United States Steel Corp.
03/01/2029	6.875%	275,000	278,163
Total			14,850,087
Midstream 1.1%
Antero Midstream Partners LP/Finance Corp.(a)
06/15/2029	5.375%	730,000	724,941
Blue Racer Midstream LLC/Finance Corp.(a)
07/15/2026	6.625%	475,000	475,475
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Buckeye Partners LP
12/01/2027	4.125%	280,000	275,320
11/15/2043	5.850%	400,000	353,102
Cheniere Energy Partners LP
10/01/2029	4.500%	1,080,000	1,068,278
03/01/2031	4.000%	951,000	904,489
08/15/2034	5.750%	1,737,000	1,783,498
Cheniere Energy, Inc.
10/15/2028	4.625%	690,000	688,985
Columbia Pipelines Holding Co. LLC(a)
10/01/2031	5.097%	255,000	256,169
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	1,404,000	1,473,993
Crestwood Midstream Partners LP/Finance Corp.(a)
02/01/2029	6.000%	1,458,000	1,481,523
DT Midstream, Inc.(a)
06/15/2029	4.125%	500,000	483,251
Enbridge, Inc.(e)
01/15/2084	8.500%	684,000	762,444
Energy Transfer LP
07/01/2029	5.250%	3,485,000	3,571,813
04/01/2035	5.700%	2,349,000	2,392,255
05/15/2054	5.950%	3,236,000	3,075,250
04/01/2055	6.200%	157,000	154,604
Energy Transfer Operating LP
04/15/2047	5.300%	804,000	708,211
05/15/2050	5.000%	231,000	193,282
Enterprise Products Operating LLC
10/15/2034	6.650%	485,000	538,713
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	1,181,651	1,047,091
03/31/2036	2.625%	1,070,000	908,455
Genesis Energy LP/Finance Corp.
02/01/2028	7.750%	280,000	284,142
Harvest Midstream I LP(a)
05/15/2032	7.500%	420,000	443,643
Hess Midstream Operations LP(a)
03/01/2028	5.875%	415,000	421,158
Kinder Morgan, Inc
06/01/2030	5.150%	2,375,000	2,426,053
Kinder Morgan, Inc.
08/01/2050	3.250%	704,000	455,740
Kinetik Holdings LP(a)
12/15/2028	6.625%	549,000	561,492
06/15/2030	5.875%	1,603,000	1,617,172
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2029	8.125%	280,000	282,791
02/15/2032	8.375%	120,000	120,114
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northriver Midstream Finance LP(a)
07/15/2032	6.750%	340,000	352,346
NuStar Logistics LP
10/01/2030	6.375%	530,000	549,182
ONEOK, Inc.(a)
09/01/2030	6.500%	699,000	746,994
ONEOK, Inc.
10/15/2031	4.750%	565,000	560,123
11/01/2034	5.050%	414,000	402,944
11/01/2054	5.700%	1,723,000	1,589,357
11/01/2064	5.850%	321,000	297,956
Rockies Express Pipeline LLC(a)
05/15/2030	4.800%	670,000	649,379
South Bow USA Infrastructure Holdings LLC(a)
09/01/2027	4.911%	568,000	572,021
10/01/2029	5.026%	300,000	300,954
Sunoco LP(a)
05/01/2032	7.250%	165,000	173,287
Sunoco LP/Finance Corp.
04/15/2027	6.000%	300,000	300,077
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	550,000	528,845
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	371,000	371,784
TransCanada PipeLines Ltd.
03/01/2034	4.625%	620,000	594,304
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	350,000	330,247
Venture Global LNG, Inc.(a)
06/01/2031	8.375%	1,190,000	1,236,339
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	190,000	203,544
Williams Cos, Inc. (The)
08/15/2032	4.650%	885,000	868,235
Total			40,561,365
Natural Gas 0.1%
Atmos Energy Corp.
02/15/2052	2.850%	298,000	184,000
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	193,000	148,627
NiSource Finance Corp.
02/01/2042	5.800%	222,000	216,911
NiSource, Inc.
02/15/2031	1.700%	180,000	154,133
Piedmont Natural Gas Co., Inc.
06/01/2050	3.350%	291,000	194,698
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra(e)
10/01/2054	6.875%	917,000	927,344
04/01/2055	6.550%	230,000	217,784
Southern California Gas Co.
02/01/2030	2.550%	215,000	197,649
Southern Co. Gas Capital Corp.
09/30/2051	3.150%	348,000	222,099
Total			2,463,245
Office REIT 0.0%
Corporate Office Properties LP
04/15/2031	2.750%	322,000	284,873
Oil Field Services 0.1%
Crescent Energy Finance LLC(a)
02/15/2028	9.250%	875,000	911,939
Diamond Foreign Asset Co. /Finance LLC(a)
10/01/2030	8.500%	295,000	307,024
Guara Norte Sarl(a)
06/15/2034	5.198%	153,658	145,328
MV24 Capital BV(a)
06/01/2034	6.748%	292,928	283,948
Noble Finance II LLC(a)
04/15/2030	8.000%	435,000	443,003
Precision Drilling Corp.(a)
01/15/2026	7.125%	117,000	117,071
Valaris Ltd.(a)
04/30/2030	8.375%	175,000	179,360
Total			2,387,673
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	276,000	267,486
Other Industry 0.1%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	305,000	296,890
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	670,000	665,495
Hillenbrand, Inc.
03/01/2031	3.750%	505,000	452,689
Quanta Services, Inc.
08/09/2034	5.250%	714,000	722,603
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	75,000	74,089
Williams Scotsman, Inc.(a)
10/01/2031	7.375%	365,000	383,828
Total			2,595,594
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.3%
Arbor Realty SR, Inc.(a)
10/15/2027	9.000%	3,000,000	2,873,666
Arbor Realty Trust, Inc.(a)
09/01/2026	4.500%	6,000,000	5,742,052
Extra Space Storage LP
06/15/2029	4.000%	159,000	156,045
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	184,000	181,357
Prologis LP
04/15/2050	3.000%	300,000	194,768
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	805,000	800,424
Starwood Property Trust, Inc.(a)
04/01/2029	7.250%	360,000	379,006
Sun Communities Operating LP
04/15/2032	4.200%	1,490,000	1,414,705
WP Carey, Inc.
10/01/2026	4.250%	178,000	177,571
04/01/2033	2.250%	255,000	207,708
Total			12,127,302
Other Utility 0.0%
American Water Capital Corp.
12/01/2046	4.000%	251,000	198,434
Entergy Texas Restoration Funding II LLC
12/15/2035	3.697%	585,000	540,849
Total			739,283
Packaging 0.1%
Amcor Flexibles North America, Inc.(a)
03/17/2030	5.100%	428,000	435,290
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,465,000	1,375,541
Berry Global, Inc.
06/15/2031	5.800%	1,939,000	2,039,071
Mauser Packaging Solutions Holding Co.(a)
04/15/2027	7.875%	360,000	366,171
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	150,000	150,250
Sonoco Products Co.
05/01/2030	3.125%	657,000	612,398
Total			4,978,721
Paper 0.0%
Graphic Packaging International LLC(a)
07/15/2032	6.375%	395,000	403,271
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.2%
AbbVie, Inc.
03/15/2027	4.800%	1,993,000	2,012,753
11/21/2029	3.200%	2,939,000	2,810,572
03/15/2030	4.875%	1,604,000	1,643,003
03/15/2031	4.950%	1,196,000	1,227,376
03/15/2034	5.050%	2,276,000	2,317,594
03/15/2035	4.550%	546,000	530,183
03/15/2035	5.200%	1,862,000	1,902,233
05/14/2035	4.500%	122,000	117,865
11/21/2039	4.050%	3,498,000	3,064,828
11/21/2049	4.250%	3,505,000	2,888,068
03/15/2055	5.600%	671,000	670,933
Amgen, Inc.
03/02/2043	5.600%	1,150,000	1,140,590
06/15/2051	4.663%	439,000	375,811
03/01/2053	4.875%	1,648,000	1,438,293
03/02/2053	5.650%	364,000	355,531
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	800,000	794,205
06/01/2028	4.875%	140,000	117,664
Biogen, Inc.
05/01/2030	2.250%	930,000	837,888
Bristol Myers Squibb Co.
03/15/2052	3.700%	875,000	637,057
Bristol-Myers Squibb Co.
02/22/2054	5.550%	2,300,000	2,240,625
03/15/2062	3.900%	257,000	184,024
02/22/2064	5.650%	1,080,000	1,048,041
Eli Lilly & Co.
08/14/2029	4.200%	2,505,000	2,513,182
02/12/2032	4.900%	606,000	622,384
02/09/2034	4.700%	1,583,000	1,582,014
08/14/2034	4.600%	2,064,000	2,045,464
02/12/2035	5.100%	861,000	881,289
08/14/2054	5.050%	193,000	181,265
02/12/2055	5.500%	997,000	1,004,898
02/09/2064	5.100%	795,000	738,934
02/12/2065	5.600%	1,100,000	1,112,314
Gilead Sciences, Inc.
10/15/2033	5.250%	566,000	584,984
09/01/2036	4.000%	805,000	734,223
10/01/2040	2.600%	295,000	211,565
03/01/2047	4.150%	202,000	165,087
11/15/2054	5.500%	501,000	491,594
Merck & Co., Inc.
06/24/2040	2.350%	668,000	469,302
03/07/2049	4.000%	191,000	151,962
Organon Finance 1 LLC(a)
04/30/2028	4.125%	450,000	432,535
04/30/2031	5.125%	275,000	238,744
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pfizer Investment Enterprises Pte., Ltd.
05/19/2053	5.300%	663,000	625,859
Takeda Pharmaceutical Co., Ltd.
07/05/2044	5.650%	200,000	199,139
07/09/2050	3.175%	439,000	286,994
Zoetis, Inc.
05/15/2030	2.000%	178,000	159,912
11/16/2032	5.600%	178,000	187,962
Total			43,976,743
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	912,000	547,405
Railroads 0.1%
Burlington Northern Santa Fe LLC
02/15/2051	3.050%	456,000	302,285
04/15/2054	5.200%	525,000	496,636
03/15/2055	5.500%	1,265,000	1,251,881
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	565,000	577,276
Union Pacific Corp.
05/20/2031	2.375%	749,000	673,699
02/14/2032	2.800%	1,016,000	916,577
Total			4,218,354
Refining 0.0%
FS Luxembourg Sarl(a)
02/12/2031	8.875%	385,000	394,694
Raizen Fuels Finance SA(a)
01/17/2035	5.700%	200,000	187,364
Total			582,058
Restaurants 0.1%
McDonald’s Corp.
03/01/2038	6.300%	1,205,000	1,316,740
09/09/2052	5.150%	558,000	511,336
Total			1,828,076
Retail REIT 0.5%
Agree LP
06/15/2028	2.000%	1,229,000	1,152,131
10/01/2032	4.800%	739,000	731,424
06/15/2033	2.600%	335,000	278,777
06/15/2035	5.600%	1,202,000	1,223,650
Brixmor Operating Partnership LP
04/01/2028	2.250%	173,000	163,583
08/16/2031	2.500%	1,298,000	1,131,450
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kimco Realty OP LLC
03/01/2035	4.850%	1,080,000	1,057,166
02/01/2036	5.300%	1,236,000	1,243,981
NNN REIT, Inc.
04/15/2051	3.500%	288,000	198,216
Realty Income Corp.
03/15/2028	2.100%	761,000	720,691
01/15/2030	3.400%	813,000	778,346
02/15/2032	2.700%	316,000	278,530
12/15/2032	2.850%	982,000	859,786
07/15/2033	4.900%	1,168,000	1,164,214
Regency Centers LP
09/15/2029	2.950%	1,858,000	1,757,361
07/15/2032	5.000%	1,172,000	1,185,159
01/15/2034	5.250%	1,593,000	1,615,863
STORE Capital Corp.
11/18/2030	2.750%	1,200,000	1,058,331
12/01/2031	2.700%	472,000	400,352
Store Capital LLC(a)
04/30/2030	5.400%	805,000	814,427
Total			17,813,438
Retailers 0.5%
Amazon.com, Inc.
04/13/2052	3.950%	459,000	362,181
Asbury Automotive Group, Inc.
03/01/2028	4.500%	300,000	296,631
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	2,549,000	1,818,126
Gap Inc. (The)(a)
10/01/2029	3.625%	520,000	482,894
Home Depot, Inc. (The)
06/25/2029	4.750%	1,202,000	1,227,210
06/25/2031	4.850%	798,000	818,627
06/25/2034	4.950%	857,000	866,944
04/15/2052	3.625%	1,199,000	872,187
L Brands, Inc.
06/15/2029	7.500%	590,000	605,738
Lithia Motors, Inc.(a)
12/15/2027	4.625%	405,000	401,622
Lowe’s Companies, Inc.
04/01/2051	3.500%	955,000	654,526
04/01/2052	4.250%	1,759,000	1,376,441
Penske Automotive Group, Inc.
06/15/2029	3.750%	400,000	379,816
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	560,000	545,839
Sonic Automotive, Inc.(a)
11/15/2029	4.625%	380,000	368,460
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walmart, Inc.
04/28/2030	4.350%	2,807,000	2,838,684
04/28/2035	4.900%	3,674,000	3,722,271
William Carter Co. (The)(a)
03/15/2027	5.625%	405,000	402,486
Total			18,040,683
Stranded Utility 0.1%
Consumers 2023 Securitization Funding LLC
09/01/2030	5.210%	897,000	921,215
PG&E Recovery Funding LLC
06/01/2042	5.231%	280,000	278,718
07/15/2047	5.536%	825,000	807,371
06/01/2049	5.529%	335,000	329,062
PG&E Wildfire Recovery Funding LLC
06/01/2036	4.263%	165,000	155,572
12/01/2047	5.212%	270,000	256,289
06/01/2052	5.099%	510,000	470,898
SCE Recovery Funding LLC
06/15/2040	4.697%	112,651	109,339
Sigeco Securitization I LLC
11/15/2036	5.026%	107,881	109,633
05/15/2041	5.172%	112,000	110,466
Total			3,548,563
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	750,000	744,805
Kroger Co. (The)
09/15/2054	5.500%	385,000	365,142
Total			1,109,947
Technology 2.6%
Accenture Capital, Inc.
10/04/2031	4.250%	3,196,000	3,163,066
10/04/2034	4.500%	2,123,000	2,065,322
Alphabet, Inc.
05/15/2030	4.000%	1,489,000	1,489,736
05/15/2035	4.500%	3,230,000	3,186,874
05/15/2055	5.250%	1,134,000	1,116,409
05/15/2065	5.300%	1,134,000	1,110,530
Amkor Technology, Inc.(a)
09/15/2027	6.625%	610,000	611,593
ams-OSRAM AG(a)
03/30/2029	12.250%	385,000	410,323
Apple, Inc.
05/12/2028	4.000%	1,205,000	1,207,500
05/12/2030	4.200%	2,070,000	2,079,488
02/08/2041	2.375%	573,000	400,213
05/11/2050	2.650%	624,000	390,971
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/08/2051	2.650%	482,000	299,430
08/08/2052	3.950%	1,508,000	1,200,811
08/05/2061	2.850%	1,643,000	983,714
Autodesk, Inc.
12/15/2031	2.400%	97,000	85,107
06/15/2035	5.300%	1,032,000	1,049,266
Block, Inc.
06/01/2031	3.500%	710,000	651,840
Broadcom, Inc.
11/15/2025	3.150%	923,000	917,686
02/15/2028	4.150%	1,961,000	1,955,695
07/12/2029	5.050%	2,874,000	2,943,117
11/15/2031	5.150%	5,091,000	5,236,853
02/15/2032	4.550%	1,998,000	1,979,623
10/15/2034	4.800%	2,797,000	2,762,228
Broadcom, Inc.(a)
02/15/2031	2.450%	1,232,000	1,101,626
11/15/2035	3.137%	1,996,000	1,683,654
05/15/2037	4.926%	1,126,000	1,092,160
Cadence Design Systems, Inc.
09/10/2027	4.200%	1,489,000	1,491,876
09/10/2029	4.300%	4,524,000	4,527,595
09/10/2034	4.700%	2,270,000	2,242,101
Cisco Systems, Inc.
02/24/2028	4.550%	473,000	479,375
02/24/2032	4.950%	715,000	732,587
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	285,000	273,102
Coherent Corp.(a)
12/15/2029	5.000%	440,000	432,292
CommScope Technologies LLC(a)
03/15/2027	5.000%	325,000	316,699
CoreWeave, Inc.(a)
06/01/2030	9.250%	100,000	102,238
Elastic NV(a)
07/15/2029	4.125%	300,000	286,714
Entegris Escrow Corp.(a)
06/15/2030	5.950%	275,000	278,989
Entegris, Inc.(a)
04/15/2028	4.375%	400,000	389,246
Fair Isaac Corp.(a)
05/15/2033	6.000%	100,000	101,147
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	1,564,000	1,603,764
01/25/2033	5.900%	519,000	538,151
01/25/2036	6.100%	789,000	817,190
01/25/2037	6.200%	1,222,000	1,269,806
01/25/2039	6.300%	1,038,000	1,086,156
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Global Payments, Inc.
11/15/2031	2.900%	851,000	752,671
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	525,000	557,604
Hewlett Packard Enterprise Co.
10/15/2054	5.600%	855,000	788,972
Imola Merger Corp.(a)
05/15/2029	4.750%	540,000	521,990
Intel Corp.
08/12/2041	2.800%	677,000	454,731
02/10/2043	5.625%	452,000	429,097
11/15/2049	3.250%	396,000	250,575
02/10/2053	5.700%	732,000	680,582
02/21/2054	5.600%	397,000	363,750
02/10/2063	5.900%	593,000	557,421
Iron Mountain, Inc.(a)
09/15/2027	4.875%	750,000	745,393
KLA Corp.
02/01/2034	4.700%	1,591,000	1,583,871
03/01/2050	3.300%	645,000	447,103
Leidos, Inc.
03/15/2032	5.400%	841,000	860,617
Marvell Technology, Inc.
07/15/2030	4.750%	140,000	140,635
11/01/2032	5.650%	1,031,000	1,071,498
07/15/2035	5.450%	469,000	472,383
11/01/2035	6.050%	2,819,000	2,948,456
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	505,000	552,770
NCR Corp.(a)
10/01/2028	5.000%	417,000	412,495
NetApp, Inc.
03/17/2032	5.500%	2,163,000	2,231,006
ON Semiconductor Corp.(a)
09/01/2028	3.875%	150,000	145,080
Oracle Corp.
08/03/2035	5.500%	1,795,000	1,834,861
04/01/2040	3.600%	537,000	429,784
07/15/2046	4.000%	1,367,000	1,054,178
09/27/2054	5.375%	187,000	170,711
08/03/2055	6.000%	2,036,000	2,032,818
RingCentral, Inc.(a)
08/15/2030	8.500%	445,000	475,943
Roper Technologies, Inc.
09/15/2027	1.400%	330,000	310,530
10/15/2034	4.900%	658,000	649,438
S&P Global, Inc.
03/01/2032	2.900%	938,000	852,189
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Salesforce.com, Inc.
07/15/2041	2.700%	347,000	249,343
Seagate HDD Cayman
07/15/2029	3.125%	480,000	432,965
01/15/2031	4.125%	200,000	183,066
Sensata Technologies BV(a)
04/15/2029	4.000%	425,000	404,070
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	565,000	587,213
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	475,000	475,174
Synaptics, Inc.(a)
06/15/2029	4.000%	340,000	322,230
Synopsys, Inc.
04/01/2028	4.650%	1,202,000	1,214,280
04/01/2030	4.850%	1,719,000	1,743,235
04/01/2032	5.000%	1,375,000	1,392,523
04/01/2035	5.150%	151,000	152,222
04/01/2055	5.700%	1,204,000	1,196,571
Texas Instruments, Inc.
05/23/2030	4.500%	1,723,000	1,742,218
05/23/2035	5.100%	1,723,000	1,755,129
03/14/2053	5.000%	941,000	867,703
02/08/2054	5.150%	795,000	749,635
05/18/2063	5.050%	477,000	438,044
TSMC Arizona Corp.
10/25/2031	2.500%	470,000	421,797
VMware, Inc.
05/15/2027	4.650%	452,000	454,649
Workday, Inc.
04/01/2029	3.700%	594,000	580,325
Xerox Holdings Corp.(a)
11/30/2029	8.875%	425,000	320,920
Total			98,606,327
Tobacco 0.7%
Altria Group, Inc.
09/16/2046	3.875%	1,088,000	803,237
BAT Capital Corp.
08/15/2037	4.390%	2,525,000	2,258,995
08/15/2047	4.540%	1,669,000	1,348,427
08/02/2053	7.081%	436,000	485,614
08/15/2055	6.250%	1,183,000	1,196,867
Imperial Brands Finance PLC(a)
07/01/2034	5.875%	1,816,000	1,861,637
Imperial Brands Finance PLC(a),(k)
07/01/2035	5.625%	1,593,000	1,597,913
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Japan Tobacco, Inc.(a)
06/15/2030	5.250%	545,000	560,764
06/15/2035	5.850%	320,000	334,462
Philip Morris International, Inc.
11/17/2025	5.000%	1,669,000	1,670,633
04/28/2028	4.125%	3,488,000	3,480,907
04/30/2030	4.375%	2,952,000	2,944,311
02/15/2033	5.375%	1,332,000	1,375,709
09/07/2033	5.625%	1,125,000	1,178,770
02/13/2034	5.250%	456,000	464,945
04/30/2035	4.875%	3,130,000	3,087,888
Total			24,651,079
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	390,000	388,166
Hertz Corp. (The)(a)
12/01/2026	4.625%	500,000	448,858
Penske Truck Leasing Co. LP(a)
07/01/2029	5.250%	388,000	397,300
United Parcel Service, Inc.
05/14/2035	5.250%	1,378,000	1,407,405
05/14/2055	5.950%	1,240,000	1,273,132
05/14/2065	6.050%	1,585,000	1,622,511
XPO, Inc.(a)
06/01/2031	7.125%	620,000	646,910
Yinson Bergenia Production BV(a),(k)
01/31/2045	8.498%	343,000	347,762
Total			6,532,044
Wireless 0.2%
Crown Castle Inc
03/01/2034	5.800%	1,205,000	1,248,346
Crown Castle International Corp.
04/01/2031	2.100%	1,333,000	1,143,783
SBA Communications Corp.
02/01/2029	3.125%	300,000	283,353
Sprint Capital Corp.
11/15/2028	6.875%	229,000	245,820
T-Mobile US, Inc.
04/15/2029	3.375%	1,361,000	1,310,622
01/15/2054	5.750%	217,000	212,468
T-Mobile USA, Inc.
05/15/2035	5.300%	1,384,000	1,401,185
11/15/2055	5.875%	827,000	829,016
United States Cellular Corp.
12/15/2033	6.700%	206,000	216,710
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vodafone Group PLC
06/28/2054	5.750%	263,000	252,217
Total			7,143,520
Wirelines 0.3%
AT&T, Inc.
06/01/2027	2.300%	558,000	537,819
06/01/2041	3.500%	755,000	592,146
09/15/2053	3.500%	2,545,000	1,722,975
09/15/2055	3.550%	2,399,000	1,618,215
08/15/2056	6.050%	510,000	521,029
12/01/2057	3.800%	1,031,000	721,341
09/15/2059	3.650%	740,000	496,239
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	295,000	295,115
Lumen Technologies, Inc.(a)
04/15/2030	4.125%	1,045,883	1,018,123
NTT Finance Corp.(a)
07/02/2031	5.136%	250,000	255,920
Optics Bidco SpA(a)
09/30/2034	6.000%	315,000	296,127
Verizon Communications, Inc.
04/02/2035	5.250%	2,069,000	2,085,994
11/20/2040	2.650%	238,000	167,882
10/30/2056	2.987%	1,185,000	713,391
Total			11,042,316
Total Corporate Bonds & Notes (Cost $1,047,063,219)			1,039,065,354

Foreign Government Obligations(l) 1.4%

Australia 0.1%
Export Finance & Insurance Corp.(a)
10/26/2027	4.625%	2,720,000	2,767,796
Bahamas 0.0%
Bahamas Government International Bond(a)
06/24/2036	8.250%	301,000	307,269
Benin 0.0%
Benin Government International Bond(a)
02/13/2038	7.960%	310,000	293,466
Brazil 0.0%
Brazilian Government International Bond
05/13/2054	7.125%	400,000	382,813
Canada 0.0%
NOVA Chemicals Corp.(a)
05/15/2029	4.250%	160,000	153,926
02/15/2030	9.000%	500,000	539,964
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	274,000	270,832
Total			964,722
Chile 0.1%
Chile Electricity Lux MPC II Sarl(a)
10/20/2035	5.580%	991,190	994,915
10/20/2035	5.672%	1,877,000	1,895,196
Chile Government International Bond
01/13/2037	5.650%	1,467,000	1,514,404
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	237,000	247,724
Total			4,652,239
Colombia 0.0%
Colombia Government International Bond
11/07/2036	7.750%	294,000	287,428
11/14/2053	8.750%	500,000	495,899
Ecopetrol SA
01/19/2036	8.375%	150,000	144,772
Total			928,099
Dominican Republic 0.0%
Dominican Republic International Bond(a)
02/22/2033	6.000%	450,000	444,666
01/30/2060	5.875%	450,000	378,448
Total			823,114
Ecuador 0.0%
Ecuador Government International Bond(a),(e)
07/31/2030	6.900%	330,000	285,475
07/31/2035	5.500%	250,000	181,690
Total			467,165
Egypt 0.1%
Egypt Government International Bond(a)
03/01/2029	7.600%	600,000	604,556
02/04/2030	8.625%	200,000	202,571
02/04/2033	9.450%	200,000	202,159
09/30/2033	7.300%	400,000	354,894
01/31/2047	8.500%	500,000	404,968
Total			1,769,148
El Salvador 0.0%
El Salvador Government International Bond(a)
11/21/2054	9.650%	500,000	517,911
France 0.0%
Electricite de France SA(a)
05/23/2053	6.900%	560,000	597,881
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
India 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	176,000	172,768
Israel 0.2%
Israel Government International Bond
02/19/2030	5.375%	3,081,000	3,147,708
01/17/2033	4.500%	363,000	345,158
02/19/2035	5.625%	1,807,000	1,839,516
07/03/2050	3.875%	733,000	514,691
03/12/2054	5.750%	1,879,000	1,743,799
Total			7,590,872
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	200,000	181,901
04/01/2036	8.075%	552,000	532,455
01/30/2037	8.250%	202,000	194,400
Total			908,756
Jordan 0.0%
Jordan Government International Bond(a)
01/29/2026	6.125%	200,000	199,018
10/10/2047	7.375%	200,000	176,720
Total			375,738
Kenya 0.0%
Republic of Kenya Government International Bond(a)
03/05/2036	9.500%	200,000	188,209
Mexico 0.3%
Banco Nacional de Comercio Exterior SNC(a)
05/07/2030	5.875%	200,000	202,914
Banco Nacional de Comercio Exterior SNC(a),(e)
08/11/2031	2.720%	520,000	492,044
Comision Federal de Electricidad(a)
01/24/2035	6.450%	291,000	286,793
FIEMEX Energia - Banco Actinver SA Institucion de Banca(a)
01/31/2041	7.250%	397,700	403,328
Mexico Government International Bond
02/12/2034	3.500%	1,399,000	1,180,338
03/08/2044	4.750%	1,088,000	858,253
01/23/2046	4.600%	1,151,000	868,178
02/10/2048	4.600%	974,000	725,086
02/12/2052	4.400%	1,044,000	733,571
Mexico Government International Bond(k)
01/29/2038	6.625%	2,818,000	2,861,031
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos Mexicanos
02/12/2028	5.350%	600,000	576,735
01/28/2031	5.950%	720,000	650,120
02/16/2032	6.700%	270,000	250,729
01/23/2050	7.690%	900,000	707,973
Total			10,797,093
Morocco 0.0%
Morocco Government International Bond(a)
12/15/2050	4.000%	200,000	135,693
OCP SA(a)
03/01/2036	6.700%	200,000	200,904
05/02/2054	7.500%	300,000	299,798
Total			636,395
Nigeria 0.0%
Nigeria Government International Bond(a)
11/28/2027	6.500%	400,000	394,113
09/28/2028	6.125%	200,000	189,814
01/21/2031	8.747%	200,000	200,807
Total			784,734
Norway 0.0%
Equinor ASA
06/03/2035	5.125%	692,000	703,755
Oman 0.0%
Oman Government International Bond(a)
01/25/2051	7.000%	400,000	424,285
Pakistan 0.0%
Pakistan Government International Bond(a)
12/05/2027	6.875%	200,000	188,782
Panama 0.0%
Panama Government International Bond
03/01/2057	7.875%	264,000	269,487
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(i)
06/05/2034	0.000%	295,972	234,137
Paraguay Government International Bond(a)
03/13/2048	5.600%	1,300,000	1,161,239
03/30/2050	5.400%	2,743,000	2,354,387
03/04/2055	6.650%	546,000	548,711
Total			4,298,474
Peru 0.1%
Peruvian Government International Bond
03/30/2036	5.500%	1,998,000	2,001,478
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Poland 0.1%
Bank Gospodarstwa Krajowego(a)
07/09/2054	6.250%	1,727,000	1,704,831
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
06/02/2030	4.750%	761,000	764,263
06/02/2055	6.375%	3,449,000	3,462,712
Total			4,226,975
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	200,000	131,802
South Africa 0.1%
Republic of South Africa Government International Bond(a)
11/19/2036	7.100%	587,000	582,493
11/19/2054	7.950%	509,000	485,302
Total			1,067,795
Trinidad and Tobago 0.0%
Trinidad Generation Unlimited(a)
06/16/2033	7.750%	213,000	219,295
Turkey 0.1%
Istanbul Metropolitan Municipality(a)
12/06/2028	10.500%	455,000	489,320
TC Ziraat Bankasi AS(a)
02/04/2030	7.250%	238,000	237,599
Turkiye Government International Bond
02/12/2032	7.125%	200,000	200,360
05/15/2034	7.625%	400,000	409,820
Total			1,337,099
Total Foreign Government Obligations (Cost $52,405,375)			52,500,246

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.0%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	500,000	418,335
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	605,000	361,755
Total			780,090
Municipal Power 0.0%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	140,000	141,415
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	1,552,442
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,033,000	1,137,039
Total Municipal Bonds (Cost $4,611,705)			3,610,986

Residential Mortgage-Backed Securities - Agency 36.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-111 Class DB
11/25/2041	4.000%	1,104,952	1,070,016
CMO Series 2013-11 Class AP
01/25/2043	1.500%	42,000	38,753
CMO Series 2014-25 Class EL
05/25/2044	3.000%	1,105,777	1,022,533
CMO Series 2015-8 Class AP
03/25/2045	2.000%	1,923,495	1,728,387
CMO Series 2016-64 Class BC
09/25/2046	1.750%	1,282,377	1,198,486
CMO Series 2017-35 Class MC
12/25/2044	2.625%	699,655	677,114
CMO Series 2018-38 Class MA
06/25/2048	3.300%	1,941,365	1,848,289
CMO Series 2018-45B Class TM
06/25/2048	3.000%	1,232,091	1,116,282
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-55 Class GA
08/25/2048	3.375%	1,461,068	1,389,598
CMO Series 2018-64 Class A
09/25/2048	3.000%	1,100,390	965,226
CMO Series 2018-85 Class EA
12/25/2048	3.500%	872,903	848,086
CMO Series 2020-59 Class NC
08/25/2040	3.000%	1,355,027	1,247,383
CMO Series 2021-27 Class EC
05/25/2051	1.500%	3,344,001	2,697,865
CMO Series 2021-42 Class AC
02/25/2051	2.000%	1,221,361	1,063,011
CMO Series 2021-84 Class MA
10/25/2051	2.000%	979,385	806,992
CMO Series 2021-91A Class AB
09/25/2049	2.500%	1,515,309	1,345,725
CMO Series 2022-3 Class N
10/25/2047	2.000%	4,380,319	3,891,792
CMO Series 2023-14 Class EJ
04/25/2049	2.750%	1,789,667	1,661,086
CMO Series 2025-18 Class MA
09/25/2054	0.500%	8,046,212	6,650,272
Fannie Mae REMICS(b)
CMO Series 2011-55 Class FH
30-day Average SOFR + 0.554% Floor 0.440%, Cap 7.000% 06/25/2041	4.860%	396,815	393,065
CMO Series 2012-133 Class JF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 12/25/2042	4.770%	199,075	195,519
CMO Series 2014-74 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2044	4.820%	563,298	554,743
CMO Series 2015-26A Class GF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 05/25/2045	4.720%	333,749	327,244
CMO Series 2016-19 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	4.820%	3,223,662	3,195,134
CMO Series 2016-61 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 09/25/2046	4.820%	324,921	323,212
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-11 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.820%	348,349	345,683
CMO Series 2017-113 Class FB
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 01/25/2048	4.670%	344,277	340,267
CMO Series 2017-82 Class FE
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 10/25/2047	4.670%	792,097	790,059
CMO Series 2017-9 Class EF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.820%	380,662	377,982
CMO Series 2018-1 Class FA
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 02/25/2048	4.670%	431,066	425,039
CMO Series 2018-86 Class AF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 12/25/2048	4.720%	277,244	274,635
CMO Series 2019-15 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 04/25/2049	4.920%	637,454	620,442
CMO Series 2019-41 Class FG
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 08/25/2059	4.920%	1,552,655	1,515,863
CMO Series 2019-43 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	4.820%	1,220,100	1,199,015
CMO Series 2023-38 Class FC
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 06/25/2040	4.970%	3,132,058	3,114,095
CMO Series 2023-38 Class FD
30-day Average SOFR + 0.864% Floor 0.750%, Cap 7.500% 10/25/2039	5.187%	598,850	593,716
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
10/01/2026- 11/01/2054	6.500%	6,973,687	7,337,031
11/01/2030- 12/01/2051	2.000%	35,657,228	30,946,724
10/01/2032- 03/01/2052	2.500%	81,669,997	72,475,293
03/01/2033- 11/01/2049	3.000%	38,421,960	34,425,604
06/01/2035- 05/01/2055	5.500%	9,465,259	9,491,432
09/01/2037- 06/01/2055	6.000%	38,677,672	39,688,071
06/01/2048- 07/01/2052	4.500%	6,104,052	5,866,466
09/01/2048- 08/01/2052	4.000%	15,811,202	14,865,941
12/01/2048	5.000%	612,182	607,093
03/01/2052	3.500%	4,212,176	3,821,369
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	965,483	884,773
CMO Series 2127 Class PG
02/15/2029	6.250%	9,917	9,968
CMO Series 2165 Class PE
06/15/2029	6.000%	14,466	14,685
CMO Series 2326 Class ZQ
06/15/2031	6.500%	71,567	73,485
CMO Series 2399 Class TH
01/15/2032	6.500%	57,814	60,372
CMO Series 2517 Class Z
10/15/2032	5.500%	26,772	27,567
CMO Series 2557 Class HL
01/15/2033	5.300%	104,730	105,573
CMO Series 262 Class 35
07/15/2042	3.500%	1,573,744	1,477,480
CMO Series 2752 Class EZ
02/15/2034	5.500%	301,850	312,836
CMO Series 2764 Class ZG
03/15/2034	5.500%	259,099	268,581
CMO Series 2953 Class PG
03/15/2035	5.500%	1,076,927	1,116,464
CMO Series 299 Class 300
01/15/2043	3.000%	180,730	164,037
CMO Series 2990 Class UZ
06/15/2035	5.750%	395,496	413,766
CMO Series 3101 Class UZ
01/15/2036	6.000%	106,498	112,674
CMO Series 3123 Class AZ
03/15/2036	6.000%	135,154	143,207
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3143 Class BC
02/15/2036	5.500%	148,028	151,373
CMO Series 3164 Class MG
06/15/2036	6.000%	42,233	44,835
CMO Series 3195 Class PD
07/15/2036	6.500%	72,431	75,176
CMO Series 3200 Class AY
08/15/2036	5.500%	98,391	102,921
CMO Series 3213 Class JE
09/15/2036	6.000%	142,526	151,370
CMO Series 3229 Class HE
10/15/2026	5.000%	5,100	5,090
CMO Series 3423 Class PB
03/15/2038	5.500%	332,722	347,048
CMO Series 3453 Class B
05/15/2038	5.500%	9,262	9,459
CMO Series 3461 Class Z
06/15/2038	6.000%	581,535	611,155
CMO Series 3501 Class CB
01/15/2039	5.500%	129,234	133,575
CMO Series 3704 Class CT
12/15/2036	7.000%	191,896	204,746
CMO Series 3704 Class DT
11/15/2036	7.500%	193,680	208,012
CMO Series 3704 Class ET
12/15/2036	7.500%	146,790	161,448
CMO Series 3819 Class ZQ
04/15/2036	6.000%	213,380	225,775
CMO Series 3890 Class ME
07/15/2041	5.000%	979,859	999,125
CMO Series 4015 Class MY
03/15/2042	3.500%	1,523,066	1,445,931
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	897,954
CMO Series 4205 Class PA
05/15/2043	1.750%	1,475,619	1,269,753
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,086,288
CMO Series 4240 Class B
08/15/2033	3.000%	1,589,022	1,533,000
CMO Series 4880 Class DA
05/15/2050	3.000%	945,624	871,258
CMO Series 5091 Class AB
03/25/2051	1.500%	1,896,902	1,522,112
CMO Series R006 Class ZA
04/15/2036	6.000%	162,286	171,712
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series R007 Class ZA
05/15/2036	6.000%	306,886	320,348
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	208,876	191,261
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.332% 07/01/2036	6.934%	23,949	24,625
12-month Term SOFR + 1.846% Cap 9.091% 07/01/2040	6.864%	52,390	54,030
12-month Term SOFR + 1.640% Floor 1.640%, Cap 8.191% 11/01/2048	5.415%	825,889	859,504
12-month Term SOFR + 1.621% Floor 1.621%, Cap 8.103% 02/01/2050	3.102%	1,372,103	1,371,983
30-day Average SOFR + 2.140% Floor 2.140%, Cap 8.952% 08/01/2052	3.951%	1,452,959	1,406,002
30-day Average SOFR + 2.352% Floor 2.352%, Cap 9.611% 03/01/2053	4.610%	2,130,889	2,106,050
30-day Average SOFR + 2.305% Floor 2.305%, Cap 9.222% 05/01/2053	4.222%	4,071,410	4,033,730
30-day Average SOFR + 2.258% Floor 2.258%, Cap 9.991% 02/01/2054	4.991%	830,942	836,836
30-day Average SOFR + 2.154% Floor 2.154%, Cap 9.841% 01/01/2055	4.841%	2,210,568	2,223,692
30-day Average SOFR + 2.090% Floor 2.090%, Cap 10.451% 05/01/2055	5.450%	764,444	772,161
30-day Average SOFR + 2.246% Floor 2.246%, Cap 9.856% 06/01/2055	4.855%	7,028,414	7,012,929
30-day Average SOFR + 2.139% Floor 2.139%, Cap 10.020% 06/01/2055	5.020%	1,315,000	1,323,212
30-day Average SOFR + 2.225% Floor 2.225%, Cap 10.134% 06/01/2055	5.133%	6,279,000	6,316,843
30-day Average SOFR + 2.060% Floor 2.060%, Cap 10.069% 07/01/2055	5.068%	700,000	703,715
CMO Series 2551 Class NS
-1.8 x 30-day Average SOFR + 14.273% Cap 14.483% 01/15/2033	6.383%	38,515	41,188
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	115,785	110,714
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	4.865%	185,555	184,265
STRIPS
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 03/15/2044	4.968%	4,307,860	4,287,795
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	5.508%	252,271	230,966
Federal Home Loan Mortgage Corp.(h)
CMO Series 3100 Class
01/15/2036	0.000%	38,236	31,922
CMO Series 3117 Class OG
02/15/2036	0.000%	16,043	14,173
CMO Series 3181 Class OH
07/15/2036	0.000%	120,799	101,234
CMO Series 3316 Class JO
05/15/2037	0.000%	5,318	4,367
CMO Series 3607 Class TO
10/15/2039	0.000%	109,399	92,324
CMO STRIPS Series 197 Class
04/01/2028	0.000%	21,482	20,440
CMO STRIPS Series 310 Class
09/15/2043	0.000%	681,365	510,476
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 3380 Class SI
-1.0 x 30-day Average SOFR + 6.256% Cap 6.370% 10/15/2037	1.952%	875,740	78,369
CMO Series 3385 Class SN
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 11/15/2037	1.582%	24,254	1,650
CMO Series 3451 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2038	1.632%	14,190	1,251
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3531 Class SM
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/15/2039	1.682%	18,107	1,153
CMO Series 3608 Class SC
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 12/15/2039	1.832%	93,866	7,983
CMO Series 3740 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	1.582%	103,499	8,937
CMO Series 3740 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	1.582%	179,915	19,413
CMO STRIPS Series 239 Class S30
-1.0 x 30-day Average SOFR + 7.586% Cap 7.700% 08/15/2036	3.282%	131,790	16,612
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class GT
11/15/2046	7.486%	124,621	133,095
CMO Series 4272 Class W
04/15/2040	5.640%	809,384	845,796
Federal Home Loan Mortgage Corp.(d)
CMO Series 3714 Class IP
08/15/2040	5.000%	74,975	3,546
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 3802 Class LS
01/15/2040	4.834%	177,373	15,116
Federal Home Loan Mortgage Corp. REMICS(b)
CMO Series 3693 Class FC
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 07/15/2040	4.918%	705,531	699,157
CMO Series 3919 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 09/15/2041	4.918%	542,410	537,182
CMO Series 3958 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/15/2041	4.868%	635,998	628,861
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3975 Class FA
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 12/15/2041	4.908%	589,100	583,613
CMO Series 3990 Class FG
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 01/15/2042	4.868%	737,703	729,606
CMO Series 4059 Class FP
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 06/15/2042	4.868%	677,481	669,272
CMO Series 4091 Class FN
30-day Average SOFR + 0.514% Floor 0.400%, Cap 7.000% 08/15/2042	4.818%	666,171	656,104
CMO Series 4273 Class PF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/15/2043	4.818%	3,837,262	3,822,115
CMO Series 4587 Class AF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 06/15/2046	4.768%	1,227,655	1,217,727
CMO Series 4604 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/15/2046	4.818%	1,854,223	1,833,251
CMO Series 4620 Class LF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/15/2046	4.818%	1,255,518	1,243,315
CMO Series 4709 Class FA
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 08/15/2047	4.718%	931,760	918,080
CMO Series 4854 Class FB
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 01/15/2049	4.718%	2,386,469	2,354,738
CMO Series 4988 Class KF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 07/25/2050	4.770%	1,069,336	1,061,544
Federal Home Loan Mortgage Corp. REMICS
CMO Series 4160 Class HP
01/15/2033	2.500%	1,551,914	1,485,970
CMO Series 4427 Class CE
02/15/2034	3.000%	193,735	190,995
CMO Series 5178 Class TP
04/25/2049	2.500%	2,047,396	1,822,316
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5202 Class KA
06/25/2049	2.500%	4,045,839	3,585,014
CMO Series 5410 Class JY
03/15/2044	3.000%	1,457,000	1,260,764
CMO Series 5452 Class KY
03/15/2044	3.000%	1,567,000	1,311,699
Federal National Mortgage Association
08/01/2026- 10/01/2054	6.500%	5,814,177	6,130,566
01/01/2027- 09/01/2062	4.000%	19,847,383	18,829,272
10/01/2030- 03/01/2047	2.000%	133,025,536	114,558,864
05/01/2033- 06/01/2062	3.500%	16,904,749	15,507,123
11/01/2033- 05/01/2055	5.500%	21,148,291	21,361,474
01/01/2036- 11/01/2052	5.000%	4,783,458	4,713,852
09/01/2036- 05/01/2055	6.000%	42,681,446	43,903,914
11/01/2037- 01/01/2039	7.000%	256,128	272,341
12/01/2040- 03/01/2062	2.500%	73,444,570	62,158,058
08/01/2042- 06/01/2063	3.000%	222,073,025	196,287,099
03/01/2043- 12/01/2061	4.500%	15,036,645	14,514,023
CMO Series 1999-7 Class AB
03/25/2029	6.000%	28,117	28,333
CMO Series 2001-60 Class PX
11/25/2031	6.000%	65,168	67,315
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	184,574	189,201
CMO Series 2002-78 Class Z
12/25/2032	5.500%	85,698	88,453
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	1,255,358	1,257,830
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	451,594	468,417
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	689,532	697,602
CMO Series 2006-105 Class ME
11/25/2036	5.500%	244,076	254,014
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	226,960	236,863
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	69,043	71,654
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	76,362	79,419
CMO Series 2007-116 Class PB
08/25/2035	5.500%	76,546	79,798
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	117,437	123,990
CMO Series 2007-42 Class B
05/25/2037	6.000%	78,251	81,317
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	144,280	147,899
CMO Series 2008-80 Class GP
09/25/2038	6.250%	13,898	14,599
CMO Series 2009-59 Class HB
08/25/2039	5.000%	169,204	172,390
CMO Series 2009-60 Class HT
08/25/2039	6.000%	169,917	180,238
CMO Series 2009-79 Class UA
03/25/2038	7.000%	9,460	9,727
CMO Series 2009-W1 Class A
12/25/2049	6.000%	212,955	220,518
CMO Series 2010-111 Class AM
10/25/2040	5.500%	493,980	516,050
CMO Series 2010-2 Class LC
02/25/2040	5.000%	801,083	815,736
CMO Series 2011-118 Class MT
11/25/2041	7.000%	204,967	217,949
CMO Series 2011-118 Class NT
11/25/2041	7.000%	234,088	251,643
CMO Series 2011-31 Class DB
04/25/2031	3.500%	790,095	774,669
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	111,206	115,639
CMO Series 2011-44 Class EB
05/25/2026	3.000%	42,951	42,671
CMO Series 2011-46 Class B
05/25/2026	3.000%	139,089	138,056
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	623,848	642,676
CMO Series 2012-151 Class NX
01/25/2043	1.500%	444,939	382,177
CMO Series 2013-100 Class WB
10/25/2033	3.000%	1,696,645	1,635,309
CMO Series 2013-101 Class E
10/25/2033	3.000%	1,656,254	1,580,643
CMO Series 2013-108 Class GU
10/25/2033	3.000%	1,337,631	1,289,644
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-43 Class BP
05/25/2043	1.750%	1,700,872	1,466,335
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	824,519
CMO Series 2013-81 Class TA
02/25/2043	3.000%	520,038	511,117
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,144,426	1,121,949
CMO Series 2015-84 Class PA
08/25/2033	1.700%	309,496	290,695
CMO Series 2016-48 Class MA
06/25/2038	2.000%	1,463,750	1,368,295
CMO Series 2016-57 Class PC
06/25/2046	1.750%	3,564,193	3,042,558
CMO Series 2017-13 Class PA
08/25/2046	3.000%	4,924,344	4,593,140
CMO Series 2018-14 Class KC
03/25/2048	3.000%	79,179	75,656
CMO Series 2019-25 Class PA
05/25/2048	3.000%	1,312,242	1,226,923
CMO Series 2019-8 Class GA
03/25/2049	3.000%	2,911,050	2,596,373
CMO Series 2020-48 Class AB
07/25/2050	2.000%	1,662,133	1,431,530
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	4,801,560	4,352,204
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	194,486	183,511
Federal National Mortgage Association(b)
6-month Term SOFR + 2.500% Floor 2.500%, Cap 11.168% 03/01/2036	7.219%	69,190	71,631
12-month Term SOFR + 1.606% Floor 1.606%, Cap 7.755% 06/01/2050	2.755%	941,416	904,103
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.072% 07/01/2052	4.072%	2,019,376	1,968,759
30-day Average SOFR + 2.125% Floor 2.125%, Cap 9.366% 07/01/2052	4.366%	2,518,964	2,502,334
30-day Average SOFR + 2.120% Floor 2.120%, Cap 8.928% 08/01/2052	3.928%	593,263	575,454
30-day Average SOFR + 2.126% Floor 2.126%, Cap 9.610% 08/01/2052	4.610%	2,739,042	2,738,234
30-day Average SOFR + 2.128% Floor 2.128%, Cap 9.644% 08/01/2052	4.644%	1,770,489	1,771,561
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.102% 09/01/2052	4.102%	1,885,111	1,870,224
30-day Average SOFR + 2.133% Floor 2.133%, Cap 9.125% 10/01/2052	4.125%	4,737,547	4,699,526
30-day Average SOFR + 2.129% Floor 2.129%, Cap 9.146% 11/01/2052	4.146%	1,595,897	1,582,663
30-day Average SOFR + 2.330% Floor 2.330%, Cap 9.535% 04/01/2053	4.535%	5,289,157	5,226,577
30-day Average SOFR + 2.296% Floor 2.296%, Cap 9.671% 04/01/2053	4.671%	8,230,124	8,283,514
30-day Average SOFR + 2.161% Floor 2.161%, Cap 9.941% 04/01/2055	4.941%	1,583,035	1,594,584
30-day Average SOFR + 2.310% Floor 2.310%, Cap 9.968% 05/01/2055	4.968%	1,497,779	1,506,871
30-day Average SOFR + 2.060% Floor 2.060%, Cap 10.371% 05/01/2055	5.371%	2,086,537	2,110,210
CMO Series 2003-W8 Class 3F1
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 05/25/2042	4.820%	77,547	77,370
CMO Series 2005-SV Class 75
-4.0 x 30-day Average SOFR + 23.742% Cap 24.200% 09/25/2035	6.521%	11,448	12,627
CMO Series 2005-W3 Class 2AF
30-day Average SOFR + 0.334% Floor 0.220%, Cap 9.500% 03/25/2045	4.640%	122,306	121,227
CMO Series 2007-101 Class A2
30-day Average SOFR + 0.364% Floor 0.250% 06/27/2036	4.670%	109,283	108,451
CMO Series 2010-28 Class BS
-2.2 x 30-day Average SOFR + 11.330% Cap 11.588% 04/25/2040	1.643%	24,796	21,737
CMO Series 2010-35 Class SJ
-3.3 x 30-day Average SOFR + 17.285% Cap 17.667% 04/25/2040	2.935%	131,387	137,480
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-49 Class SC
-2.0 x 30-day Average SOFR + 12.431% Cap 12.660% 03/25/2040	3.821%	87,216	85,580
CMO Series 2011-75 Class FA
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 08/25/2041	4.970%	57,652	57,544
CMO Series 2019-67 Class FB
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 11/25/2049	4.870%	673,538	661,808
Federal National Mortgage Association(m)
03/01/2052	2.500%	3,367,000	2,835,452
Federal National Mortgage Association(e)
CMO Series 2003-W16 Class AF5
11/25/2033	4.677%	154,194	156,219
Federal National Mortgage Association(b),(d)
CMO Series 2006-117 Class GS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2036	2.230%	77,609	7,519
CMO Series 2006-43 Class SI
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 06/25/2036	2.180%	322,605	32,906
CMO Series 2006-58 Class IG
-1.0 x 30-day Average SOFR + 6.406% Cap 6.520% 07/25/2036	2.100%	88,666	6,448
CMO Series 2006-8 Class WN
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	2.280%	356,564	33,929
CMO Series 2006-94 Class GI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/25/2026	2.230%	19,696	179
CMO Series 2007-109 Class PI
-1.0 x 30-day Average SOFR + 6.236% Cap 6.350% 12/25/2037	1.930%	78,030	4,989
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-65 Class KI
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 07/25/2037	2.200%	59,377	6,019
CMO Series 2007-72 Class EK
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 07/25/2037	1.980%	349,417	37,028
CMO Series 2007-W7 Class 2A2
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 07/25/2037	2.110%	116,992	9,579
CMO Series 2009-112 Class ST
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 01/25/2040	1.830%	99,675	10,156
CMO Series 2009-17 Class QS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 03/25/2039	2.230%	24,458	2,497
CMO Series 2009-37 Class KI
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2039	1.580%	110,090	7,183
CMO Series 2009-68 Class SA
-1.0 x 30-day Average SOFR + 6.636% Cap 6.750% 09/25/2039	2.330%	153,363	15,114
CMO Series 2010-125 Class SA
-1.0 x 30-day Average SOFR + 4.326% Cap 4.440% 11/25/2040	0.020%	276,885	11,510
CMO Series 2010-147 Class SA
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 01/25/2041	2.110%	664,927	82,034
CMO Series 2010-35 Class SB
-1.0 x 30-day Average SOFR + 6.306% Cap 6.420% 04/25/2040	2.000%	57,712	5,697
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-42 Class S
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 05/25/2040	1.980%	46,441	3,999
CMO Series 2010-68 Class SA
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 07/25/2040	0.580%	237,465	17,695
Federal National Mortgage Association(h)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	56,867	48,327
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	97,245	80,552
CMO Series 2009-86 Class BO
03/25/2037	0.000%	15,922	14,176
CMO Series 2013-101 Class DO
10/25/2043	0.000%	764,849	569,094
CMO Series 2013-128 Class
12/25/2043	0.000%	446,140	326,006
CMO Series 2013-92 Class
09/25/2043	0.000%	494,916	370,034
Federal National Mortgage Association(d)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	45,772	7,810
Federal National Mortgage Association(c)
CMO Series 2010-61 Class WA
06/25/2040	6.038%	34,448	35,035
CMO Series 2011-2 Class WA
02/25/2051	5.825%	38,569	40,037
CMO Series 2011-43 Class WA
05/25/2051	5.726%	53,399	55,598
Federal National Mortgage Association(c),(d)
CMO Series 2011-30 Class LS
04/25/2041	1.884%	134,271	8,903
Federal National Mortgage Association REMICS(b)
CMO Series 2010-107 Class FB
30-day Average SOFR + 0.524% Floor 0.410%, Cap 7.000% 09/25/2040	4.830%	655,611	648,603
CMO Series 2011-117 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	4.870%	467,967	462,632
CMO Series 2011-117 Class FA
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	4.870%	1,081,284	1,069,196
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-127 Class FC
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 12/25/2041	4.870%	499,302	493,274
CMO Series 2011-142 Class EF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 01/25/2042	4.920%	557,051	551,680
CMO Series 2012-106 Class FA
30-day Average SOFR + 0.454% Floor 0.340%, Cap 6.500% 10/25/2042	4.760%	449,168	443,462
CMO Series 2012-12 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 02/25/2042	4.920%	495,576	490,695
CMO Series 2012-47 Class JF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 05/25/2042	4.920%	666,128	659,510
CMO Series 2016-11 Class CF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 03/25/2046	4.770%	653,658	645,484
CMO Series 2016-11 Class FG
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 03/25/2046	4.770%	879,058	868,012
CMO Series 2016-22 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	4.820%	1,683,242	1,663,888
CMO Series 2016-22 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	4.820%	1,473,276	1,455,966
CMO Series 2016-69 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	4.820%	1,081,056	1,070,493
CMO Series 2016-75 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	4.820%	1,045,059	1,035,431
CMO Series 2016-78 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2044	4.820%	676,774	668,581
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-79 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.820%	1,037,956	1,028,300
CMO Series 2016-82 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.820%	1,847,877	1,831,339
CMO Series 2016-82 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.820%	1,700,065	1,681,229
CMO Series 2016-84 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.820%	1,015,428	1,003,826
CMO Series 2016-86 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	4.820%	2,648,466	2,617,800
CMO Series 2016-88 Class CF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 12/25/2046	4.870%	1,429,921	1,416,846
CMO Series 2016-91 Class AF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 12/25/2046	4.820%	759,639	753,556
CMO Series 2017-12 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.820%	1,038,568	1,028,451
CMO Series 2017-23 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2047	4.820%	1,178,434	1,165,804
CMO Series 2017-26 Class FA
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 04/25/2047	4.770%	2,179,569	2,157,540
CMO Series 2017-9 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.820%	991,028	981,459
CMO Series 2017-9 Class DF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	4.820%	906,659	897,968
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-96B Class FB
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 12/25/2047	4.720%	1,329,705	1,309,046
CMO Series 2018-36 Class FD
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 06/25/2048	4.670%	1,774,643	1,752,711
Federal National Mortgage Association REMICS
CMO Series 2013-49C Class AP
05/25/2043	1.750%	592,571	501,098
CMO Series 2015-72 Class GL
10/25/2045	3.000%	751,000	651,612
CMO Series 2017-24 Class PG
04/25/2047	2.625%	3,140,248	2,747,878
CMO Series 2019-13 Class PE
03/25/2049	3.000%	729,061	660,009
CMO Series 2019-81 Class LH
12/25/2049	3.000%	883,789	794,506
CMO Series 2022-62 Class KA
09/25/2052	3.250%	910,321	859,416
CMO Series 2024-64 Class KY
12/25/2043	3.000%	913,000	760,205
Freddie Mac REMICS
CMO Series 205217 Class CD
07/25/2049	2.500%	1,387,699	1,280,114
CMO Series 4091 Class BX
10/15/2041	3.250%	1,141,964	1,072,957
CMO Series 4091 Class EX
07/15/2042	3.375%	734,913	690,450
CMO Series 4091 Class MX
02/15/2042	3.250%	881,736	822,706
CMO Series 4117 Class HB
10/15/2042	2.500%	779,872	694,179
CMO Series 4446 Class CP
03/15/2045	2.250%	951,274	847,912
CMO Series 4582 Class HA
09/15/2045	3.000%	3,577,034	3,398,245
CMO Series 4719 Class LA
09/15/2047	3.500%	1,036,511	960,522
CMO Series 4719 Class LM
09/15/2047	3.000%	816,050	731,292
CMO Series 4753 Class BD
01/15/2048	3.000%	870,182	784,068
CMO Series 4857 Class JA
01/15/2049	3.350%	3,037,349	2,907,008
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4927 Class BG
11/25/2049	3.000%	1,410,394	1,304,587
CMO Series 4937 Class MD
10/25/2049	2.500%	1,395,485	1,242,182
CMO Series 4940 Class AG
05/15/2040	3.000%	1,064,356	1,008,930
CMO Series 4941 Class GA
12/15/2047	2.000%	807,179	679,120
CMO Series 4954 Class LB
02/25/2050	2.500%	668,532	588,024
CMO Series 5020 Class ET
10/25/2050	3.500%	1,223,964	1,125,872
CMO Series 5058 Class BC
11/25/2050	5.000%	1,024,245	1,011,532
CMO Series 5092Z Class HE
02/25/2051	2.000%	1,454,043	1,205,058
CMO Series 5116 Class PB
02/25/2051	2.250%	1,507,102	1,330,777
CMO Series 5118 Class CA
10/15/2033	1.500%	1,458,000	1,345,337
CMO Series 5182 Class M
05/25/2049	2.500%	1,201,905	1,059,393
CMO Series 5201 Class CA
07/25/2048	2.500%	1,717,798	1,517,877
CMO Series 5202 Class BH
12/25/2047	2.000%	1,103,592	1,019,485
CMO Series 5202R Class TA
12/25/2048	2.500%	2,532,817	2,328,441
CMO Series 5207 Class PA
06/25/2051	3.000%	1,934,439	1,738,881
CMO Series 5210 Class DC
09/25/2051	3.000%	1,334,381	1,249,411
CMO Series 5220 Class QK
09/25/2050	3.500%	3,369,040	3,221,149
CMO Series 5228 Class TN
07/25/2039	3.500%	226,493	217,623
CMO Series 5529 Class HA
03/15/2043	3.000%	6,668,624	6,352,178
Freddie Mac REMICS(b)
CMO Series 4184 Class FN
30-day Average SOFR + 0.464% Floor 0.350%, Cap 7.000% 03/15/2043	4.768%	396,548	389,877
CMO Series 4281 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 12/15/2043	4.818%	311,673	309,197
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4286 Class VF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 12/15/2043	4.868%	1,568,241	1,547,734
CMO Series 4303 Class FA
30-day Average SOFR + 0.464% Floor 0.350%, Cap 7.000% 02/15/2044	4.768%	562,223	551,229
CMO Series 4826 Class KF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 09/15/2048	4.718%	683,300	667,831
CMO Series 4903 Class NF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	4.820%	635,181	624,902
CMO Series 5119 Class QF
30-day Average SOFR + 0.200% Floor 0.200%, Cap 6.500% 06/25/2051	4.505%	1,887,997	1,766,986
CMO Series 5335 Class FB
30-day Average SOFR + 0.814% Floor 0.700%, Cap 7.500% 10/15/2039	5.118%	3,772,215	3,769,923
CMO Series 5396 Class HF
30-day Average SOFR + 0.950% Floor 0.950%, Cap 8.000% 04/25/2054	5.255%	3,342,908	3,330,853
Government National Mortgage Association
12/20/2037- 03/20/2052	2.500%	19,699,005	17,002,428
09/20/2038	7.000%	30,509	32,069
07/20/2040- 12/15/2040	3.750%	1,063,329	1,001,500
11/15/2040- 11/20/2040	3.625%	572,332	532,333
12/15/2040	3.490%	860,221	828,073
06/20/2043- 03/20/2052	3.000%	21,858,327	19,445,634
12/20/2048- 04/20/2050	4.500%	7,085,610	6,833,627
12/20/2048	5.000%	551,994	549,446
01/20/2050- 02/20/2052	3.500%	31,056,223	28,226,950
02/20/2050- 11/20/2054	4.000%	27,591,711	25,758,520
01/20/2053	6.000%	6,021,476	6,197,856
11/01/2070	2.932%	3,115,536	2,813,276
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	194,019	194,604
CMO Series 2005-26 Class XY
03/20/2035	5.500%	187,631	191,018
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	161,759	164,179
CMO Series 2006-17 Class JN
04/20/2036	6.000%	80,760	81,273
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	314,956	314,095
CMO Series 2006-69 Class MB
12/20/2036	5.500%	367,032	378,154
CMO Series 2008-23 Class PH
03/20/2038	5.000%	300,935	306,711
CMO Series 2010-130 Class CP
10/16/2040	7.000%	150,004	160,235
CMO Series 2010-163 Class NC
12/20/2040	4.000%	1,201,557	1,195,979
CMO Series 2013-152 Class HA
06/20/2043	2.500%	1,365,874	1,264,728
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	35	33
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	2,674	2,521
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	29,994	28,782
CMO Series 2014-133 Class BP
09/20/2044	2.250%	1,029,077	925,598
CMO Series 2014-149 Class KP
07/16/2044	2.250%	1,026,673	942,891
CMO Series 2014-181 Class L
12/20/2044	3.000%	966,138	877,128
CMO Series 2015-144 Class CA
10/20/2045	2.500%	1,474,755	1,304,745
CMO Series 2016-136 Class A
07/20/2044	3.000%	833,170	753,323
CMO Series 2016-93 Class AB
07/20/2044	1.750%	1,844,166	1,523,987
CMO Series 2016-99 Class TL
04/16/2044	2.000%	405,390	336,205
CMO Series 2017-139 Class GA
09/20/2047	3.000%	3,323,977	3,014,463
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	630,363	593,382
CMO Series 2018-65 Class DC
05/20/2048	3.500%	1,261,000	1,166,227
CMO Series 2021-105 Class P
06/20/2051	1.750%	3,455,335	2,796,625
CMO Series 2021-107 Class DB
04/20/2051	1.750%	3,233,521	2,619,344
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-135 Class A
08/20/2051	2.000%	1,033,508	833,004
CMO Series 2021-215 Class GA
12/20/2051	2.000%	6,884,550	5,983,968
CMO Series 2021-225G Class YC
12/20/2051	2.000%	631,611	528,131
CMO Series 2021-24 Class BC
02/20/2051	1.250%	1,454,622	1,124,140
CMO Series 2021-27 Class BD
02/20/2051	5.000%	1,216,028	1,208,285
CMO Series 2021-27 Class NT
02/20/2051	5.000%	1,337,195	1,314,924
CMO Series 2021-27 Class Q
02/20/2051	5.000%	1,194,510	1,186,516
CMO Series 2021-8 Class CY
01/20/2051	5.000%	1,043,652	1,036,476
CMO Series 2021-89 Class LK
05/20/2051	2.000%	2,485,670	2,128,129
CMO Series 2021-97 Class QK
06/20/2051	2.000%	5,981,165	4,929,726
CMO Series 2022-107 Class C
06/20/2051	2.500%	5,482,268	4,363,958
CMO Series 2022-153 Class KA
12/20/2049	4.000%	1,352,792	1,331,423
CMO Series 2022-205 Class A
09/20/2051	2.000%	2,040,488	1,580,726
CMO Series 2022-24 Class AH
02/20/2052	2.500%	413,545	351,853
CMO Series 2022-31 Class GH
12/20/2049	2.500%	3,403,845	3,068,790
CMO Series 2022-34 Class DN
09/20/2041	3.500%	2,631,641	2,475,504
CMO Series 2022-46 Class LY
03/20/2052	3.000%	470,000	387,693
CMO Series 2022-5 Class BA
10/20/2049	2.000%	6,483,315	5,475,654
CMO Series 2022-50 Class CA
03/20/2052	3.000%	4,660,713	4,162,718
CMO Series 2022-66 Class CG
04/20/2052	3.500%	2,939,106	2,800,462
CMO Series 2022-78 Class HW
04/20/2052	2.500%	1,053,000	817,305
CMO Series 2022-84 Class A
01/20/2052	2.500%	1,698,002	1,421,271
CMO Series 2022-9 Class GA
01/20/2052	2.000%	1,199,066	986,676
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-196 Class E
09/20/2048	3.000%	1,611,285	1,531,322
CMO Series 2023-81 Class YJ
06/20/2053	3.500%	3,852,000	3,301,645
CMO Series 2024-110 Class JC
09/20/2047	3.000%	557,510	525,777
CMO Series 2024-110 Class JL
10/20/2049	3.000%	1,262,000	1,075,096
CMO Series 2024-45 Class BD
03/20/2054	2.000%	1,056,553	968,762
CMO Series 2025-1 Class GC
10/20/2051	3.500%	16,018,510	15,321,660
CMO Series 2025-7 Class EL
01/20/2055	2.500%	543,000	379,912
Government National Mortgage Association(c)
03/20/2048	4.757%	2,464,086	2,496,588
CMO Series 2010-H17 Class XQ
07/20/2060	5.140%	3,853	3,917
CMO Series 2011-137 Class WA
07/20/2040	5.584%	328,078	339,169
CMO Series 2012-141 Class WC
01/20/2042	3.731%	249,425	237,332
CMO Series 2013-54 Class WA
11/20/2042	4.883%	654,361	669,378
CMO Series 2013-75 Class WA
06/20/2040	5.092%	165,951	170,067
CMO Series 2021-27 Class CW
02/20/2051	5.000%	1,491,640	1,482,279
Government National Mortgage Association(b)
1-year CMT + 1.703% 02/20/2072	5.798%	6,138,386	6,416,192
1-year CMT + 1.739% 04/20/2072	5.854%	5,587,535	5,843,990
CMO Series 2007-16 Class NS
-3.5 x 1-month Term SOFR + 22.874% Cap 23.275% 04/20/2037	7.763%	30,326	33,439
CMO Series 2012-H10 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.500% 12/20/2061	4.996%	118,465	118,805
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	5.146%	5,776	5,776
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	5.096%	5,151	5,151
CMO Series 2012-H26 Class MA
1-month Term SOFR + 0.664% Floor 0.550% 07/20/2062	4.996%	2,972	2,968
CMO Series 2012-H28 Class FA
1-month Term SOFR + 0.694% Floor 0.580% 09/20/2062	5.026%	4,076	4,077
CMO Series 2012-H29 Class FA
1-month Term SOFR + 0.629% Floor 0.515%, Cap 11.500% 10/20/2062	4.961%	92,508	92,700
CMO Series 2013-H01 Class TA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 01/20/2063	4.946%	4,428	4,403
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	4.839%	5,706	5,642
CMO Series 2013-H07 Class GA
1-month Term SOFR + 0.584% Floor 0.470%, Cap 10.500% 03/20/2063	4.916%	156,841	157,086
CMO Series 2013-H07 Class HA
1-month Term SOFR + 0.524% Floor 0.410%, Cap 11.000% 03/20/2063	4.856%	120,724	120,812
CMO Series 2013-H09 Class GA
1-month Term SOFR + 0.594% Floor 0.480%, Cap 11.000% 04/20/2063	4.926%	140,893	141,050
CMO Series 2013-H09 Class SA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 04/20/2063	4.946%	313,582	314,332
CMO Series 2013-H21 Class FA
1-month Term SOFR + 0.864% Floor 0.750%, Cap 11.000% 09/20/2063	5.196%	50,700	50,889
CMO Series 2013-H21 Class FB
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 09/20/2063	5.146%	107,008	107,408
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-H23 Class FB
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 09/20/2065	4.966%	429,117	429,909
CMO Series 2015-H26 Class FG
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 10/20/2065	4.966%	246,571	247,064
CMO Series 2020-H05 Class FK
1-month Term SOFR + 0.724% Floor 0.610%, Cap 99.000% 03/20/2070	5.056%	2,288,643	2,259,943
Government National Mortgage Association(b),(d)
CMO Series 2005-3 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2035	1.668%	271,460	6,270
CMO Series 2007-40 Class SN
-1.0 x 1-month Term SOFR + 6.566% Cap 6.680% 07/20/2037	2.248%	199,860	7,095
CMO Series 2008-62 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2038	1.718%	177,362	690
CMO Series 2008-76 Class US
-1.0 x 1-month Term SOFR + 5.786% Cap 5.900% 09/20/2038	1.468%	241,516	7,354
CMO Series 2008-95 Class DS
-1.0 x 1-month Term SOFR + 7.186% Cap 7.300% 12/20/2038	2.868%	198,370	2,817
CMO Series 2009-106 Class ST
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2038	1.568%	310,758	9,519
CMO Series 2009-64 Class SN
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/16/2039	1.674%	95,285	5,112
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-67 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/16/2039	1.624%	88,853	7,260
CMO Series 2009-72 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/16/2039	1.824%	222,472	17,220
CMO Series 2009-81 Class SB
-1.0 x 1-month Term SOFR + 5.976% Cap 6.090% 09/20/2039	1.658%	330,330	28,748
CMO Series 2010-47 Class PX
-1.0 x 1-month Term SOFR + 6.586% Cap 6.700% 06/20/2037	2.268%	364,751	24,154
CMO Series 2011-75 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 05/20/2041	2.168%	163,331	10,555
Government National Mortgage Association(h)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	34,023	27,459
CMO Series 2010-157 Class OP
12/20/2040	0.000%	188,243	160,954
Government National Mortgage Association(d)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	236,089	46,772
Government National Mortgage Association TBA(k)
07/21/2055	5.500%	16,600,000	16,621,784
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	4,165,832	3,022,681
Uniform Mortgage-Backed Security TBA(k)
07/14/2055- 08/13/2055	5.500%	88,100,000	88,074,130
07/14/2055	6.000%	11,200,000	11,380,576
Total Residential Mortgage-Backed Securities - Agency (Cost $1,383,820,201)			1,363,151,181

Residential Mortgage-Backed Securities - Non-Agency 2.3%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	554,643	523,964
CMO Series 2021-6 Class A1
09/25/2066	1.458%	1,184,182	993,465
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	92,190	87,593
Asset Based Lending LLC(a),(e)
CMO Series 2025-RTL1 Class A1
06/25/2030	6.040%	2,155,000	2,154,985
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	20,999	21,011
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	6.411%	13,082	12,653
CMO Series 2003-7 Class 6A
10/25/2033	6.167%	46,770	45,354
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month Term SOFR + 1.014% Floor 0.900%, Cap 11.000% 12/25/2033	5.334%	166,426	171,367
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	436,623	425,997
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month Term SOFR + 0.674% Floor 0.560% 02/25/2033	4.994%	308,554	308,107
Chase Funding Trust(e)
Series 2003-4 Class 1A5
05/25/2033	5.916%	128,362	125,907
Series 2003-6 Class 1A5
11/25/2034	5.850%	104,365	103,158
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	6.514%	61,207	60,788
CMO Series 2007-A1 Class 2A1
02/25/2037	5.909%	28,241	27,086
CMO Series 2007-A1 Class 7A1
02/25/2037	6.924%	2,680	2,696
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	18,127	17,853
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	55,195	55,094
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	6.485%	30,013	29,621
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	1,493,986	1,271,301
CMO Series 2021-4 Class A1
10/25/2066	1.397%	1,643,528	1,398,976
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	86,467	86,616
CMO Series 2004-3 Class A26
04/25/2034	5.500%	37,241	37,188
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	77,789	76,860
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	24,573	24,580
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	63,111	64,076
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	86,508	88,022
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.421%	3,152,000	3,037,871
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	438,700	430,213
FMC GMSR Issuer Trust(a),(c)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,885,119
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	5,663,486
CMO Series 2021-GT2 Class B
10/25/2026	4.440%	3,828,000	3,610,177
FMC GMSR Issuer Trust(a)
CMO Series 2022-GT1 Class B
04/25/2027	7.170%	6,000,000	6,074,080
CMO Series 2022-GT2 Class B
07/25/2027	10.070%	6,000,000	6,023,501
Freddie Mac Seasoned Credit Risk Transfer Trust
CMO Series 2024-2 Class MT (FHLMC)
05/25/2064	3.500%	5,922,100	5,062,011
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.000% 09/25/2035	4.784%	379,630	326,064
GSMPS Mortgage Loan Trust(a),(c),(d)
CMO Series 2005-RP3 Class 1AS
09/25/2035	0.000%	294,213	4,587
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	76,975	76,961
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 5.500% 06/25/2035	4.934%	4,588	4,433
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	5.809%	272,522	260,814
Hundred Acre Wood Trust(a),(g)
CMO Series 2018-1 Class A
07/13/2025	7.250%	2,000,000	2,000,000
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 10.250% 05/25/2035	5.034%	81,681	78,399
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	5.200%	34,597	34,299
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.500% 05/25/2036	5.134%	21,115	19,460
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	7.079%	36,238	35,937
CMO Series 2007-A1 Class 5A5
07/25/2035	6.360%	42,411	43,077
LHOME Mortgage Trust(a),(e)
CMO Series 2023-RTL2 Class A1
06/25/2028	8.000%	3,700,000	3,715,307
CMO Series 2023-RTL4 Class A1
11/25/2028	7.628%	4,165,000	4,201,550
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	6.832%	45,550	44,939
CMO Series 2004-13 Class 3A7
11/21/2034	5.824%	83,827	80,849
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	15,765	13,502
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	53,676	53,203
CMO Series 2004-2 Class A2
08/25/2032	6.500%	84,539	84,292
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month Term SOFR + 0.894% Floor 0.780%, Cap 11.750% 03/25/2028	5.214%	12,347	11,000
CMO Series 2003-E Class A1
1-month Term SOFR + 0.734% Floor 0.620%, Cap 11.750% 10/25/2028	5.054%	73,210	69,659
CMO Series 2004-A Class A1
1-month Term SOFR + 0.574% Floor 0.460%, Cap 11.750% 04/25/2029	4.894%	67,012	61,900
CMO Series 2004-G Class A2
6-month Term SOFR + 1.028% Floor 0.600%, Cap 11.750% 01/25/2030	5.300%	5,586	5,385
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	5.389%	59,133	55,762
CMO Series 2004-A4 Class A2
08/25/2034	5.199%	64,905	61,468
MFA Trust(a),(c)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	579,656	516,398
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.627%	76,942	75,060
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	63,572	57,448
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	150,077	142,921
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2024-RTL1 Class A1
03/25/2039	6.664%	4,515,000	4,555,355
NRM Excess Owner LLC(a)
CMO Series 2025-FHT1 Class A
03/25/2032	6.545%	4,990,101	5,026,236
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,110,815	1,099,651
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN3 Class A1
09/25/2051	4.843%	3,316,472	3,304,086
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	94,058	94,504
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	6.452%	134,859	135,403
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,285,679
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	1,427,452	1,325,888
CMO Series 2025-1 Class MTU (FHLMC)
11/25/2064	3.250%	4,224,172	3,578,437
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	2,339,401	2,268,594
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month Term SOFR + 0.874% Floor 0.760%, Cap 12.500% 04/20/2033	5.192%	156,017	146,743
CMO Series 2003-8 Class A1
1-month Term SOFR + 0.754% Floor 0.640%, Cap 11.500% 01/20/2034	5.072%	103,264	99,784
CMO Series 2004-11 Class A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.500% 12/20/2034	5.032%	78,259	70,845
CMO Series 2004-12 Class A3
6-month Term SOFR + 0.748% Floor 0.320%, Cap 11.500% 01/20/2035	4.987%	68,315	67,039
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-3 Class A1
04/25/2065	1.486%	261,652	253,849
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	203,794	194,088
CMO Series 2021-1 Class A1
05/25/2065	1.219%	330,519	309,236
CMO Series 2021-4 Class A1
08/25/2056	1.059%	1,357,412	1,216,098
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	5.131%	52,372	48,621
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 10/19/2034	5.092%	94,800	90,721
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AR5 Class A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 11.000% 07/19/2035	4.932%	50,743	49,692
Structured Asset Securities Corp.(e)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	151,840	149,589
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	5.713%	71,277	70,847
CMO Series 2003-40A Class 3A2
01/25/2034	5.209%	57,996	56,797
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	5.703%	48,061	46,363
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	43,611	44,730
Vericrest Opportunity Loan Transferee XCIV LLC(a),(e)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	269,677	269,719
Vericrest Opportunity Loan Transferee XCVI LLC(a),(e)
CMO Series 2021-NPL5 Class A1
03/27/2051	6.116%	142,114	142,071
Vericrest Opportunity Loan Transferee XCVII LLC(a),(e)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	422,514	422,096
Vericrest Opportunity Loan Trust CI LLC(a),(e)
CMO Series 2021-NP10 Class A1
05/25/2051	5.992%	538,194	538,009
Verus Securitization Trust(a),(c)
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	50,812	50,065
CMO Series 2021-1 Class A1
01/25/2066	0.815%	463,861	418,630
CMO Series 2021-2 Class A1
02/25/2066	1.031%	925,317	840,779
CMO Series 2021-3 Class A1
06/25/2066	1.046%	1,037,227	905,777
CMO Series 2021-4 Class A1
07/25/2066	0.938%	1,335,199	1,114,517
CMO Series 2021-8 Class A1
11/25/2066	1.824%	1,385,014	1,256,205
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	251,323	241,936
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	447,842	425,108
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	6.668%	126,071	119,728
CMO Series 2003-AR5 Class A7
06/25/2033	5.728%	44,274	44,467
CMO Series 2003-AR6 Class A1
06/25/2033	6.339%	34,635	34,035
CMO Series 2003-AR7 Class A7
08/25/2033	5.585%	71,168	71,010
CMO Series 2004-AR3 Class A2
06/25/2034	5.333%	35,073	32,866
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	6,797	6,804
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	7.331%	66,146	65,475
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $90,697,673)			87,723,622

U.S. Government & Agency Obligations 0.2%

Federal National Mortgage Association(i)
11/15/2030	0.000%	8,393,000	6,749,502
Total U.S. Government & Agency Obligations (Cost $7,611,822)			6,749,502

U.S. Treasury Obligations 13.3%

U.S. Treasury
06/30/2027	3.750%	17,687,000	17,698,054
06/15/2028	3.875%	17,124,000	17,216,309
03/31/2030	3.625%	7,921,000	7,864,687
06/30/2030	3.875%	24,948,000	25,045,453
10/31/2030	4.875%	2,666,500	2,799,408
02/15/2032	1.875%	5,172,000	4,544,087
05/31/2032	4.125%	8,729,000	8,804,015
11/15/2034	4.250%	18,613,800	18,677,785
05/15/2035	4.250%	42,074,000	42,146,315
11/15/2040	1.375%	22,348,000	14,232,883
02/15/2041	4.750%	2,185,000	2,212,654
05/15/2041	2.250%	9,815,000	7,126,610
08/15/2041	1.750%	71,419,000	47,393,202
11/15/2041	2.000%	39,776,000	27,346,000
11/15/2041	3.125%	1,443,000	1,182,809
02/15/2043	3.125%	1,799,000	1,445,946
11/15/2043	3.750%	3,558,000	3,107,691
02/15/2044	3.625%	8,623,000	7,379,402
05/15/2044	3.375%	4,501,000	3,700,666
02/15/2045	2.500%	10,645,000	7,494,745
05/15/2045	3.000%	6,189,000	4,740,387
05/15/2045	5.000%	61,243,000	62,917,613
05/15/2046	2.500%	11,063,000	7,638,656
08/15/2046	2.250%	2,026,000	1,327,030
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2047	3.000%	11,431,000	8,582,180
02/15/2048	3.000%	41,478,000	30,823,339
05/15/2048	3.125%	16,637,000	12,623,324
08/15/2048	3.000%	21,126,000	15,623,337
11/15/2048	3.375%	4,434,000	3,507,710
02/15/2049	3.000%	14,492,000	10,681,057
02/15/2050	2.000%	2,074,000	1,217,827
02/15/2051	1.875%	2,997,000	1,683,939
05/15/2051	2.375%	11,127,000	7,056,952
02/15/2052	2.250%	6,249,000	3,818,725
08/15/2054	4.250%	5,506,000	5,029,387
02/15/2055	4.625%	24,057,000	23,425,504
U.S. Treasury(i)
STRIPS
02/15/2032	0.000%	8,418,000	6,422,452
11/15/2033	0.000%	2,083,000	1,459,511
02/15/2034	0.000%	4,400,000	3,041,180
05/15/2034	0.000%	2,400,000	1,637,753
11/15/2034	0.000%	1,850,000	1,229,547
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2040	0.000%	32,426,000	15,343,965
02/15/2041	0.000%	6,430,822	3,001,978
Total U.S. Treasury Obligations (Cost $525,928,142)			500,252,074

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(n),(o)	193,029,941	192,991,335
Total Money Market Funds (Cost $192,973,262)		192,991,335
Total Investments in Securities (Cost: $3,932,756,683)		3,866,192,486
Other Assets & Liabilities, Net		(115,236,383)
Net Assets		3,750,956,103
At June 30, 2025, securities and/or cash totaling $3,726,100 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	166	09/2025	USD	18,612,750	430,458	—
U.S. Treasury 2-Year Note	165	09/2025	USD	34,323,867	129,731	—
U.S. Treasury 5-Year Note	838	09/2025	USD	91,342,000	1,123,548	—
U.S. Treasury Ultra 10-Year Note	133	09/2025	USD	15,197,328	376,456	—
U.S. Treasury Ultra Bond	341	09/2025	USD	40,621,625	1,667,397	—
Total					3,727,590	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(78)	09/2025	USD	(9,006,563)	—	(365,413)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to $714,698,391, which represents 19.05% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2025.

(f)	Represents a security in default.
(g)	Valuation based on significant unobservable inputs.
(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)	Zero coupon bond.
(j)	Perpetual security with no specified maturity date.
(k)	Represents a security purchased on a when-issued basis.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents a security purchased on a forward commitment basis.
(n)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(o)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	36,745,886	1,568,049,941	(1,411,822,706)	18,214	192,991,335	48,368	2,346,373	193,029,941
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	341,861,093	7,197,035	349,058,128
Commercial Mortgage-Backed Securities - Agency	—	123,532,297	—	123,532,297
Commercial Mortgage-Backed Securities - Non-Agency	—	143,945,798	2,258,600	146,204,398
Convertible Bonds	—	1,353,363	—	1,353,363
Corporate Bonds & Notes	—	1,039,065,354	—	1,039,065,354
Foreign Government Obligations	—	52,500,246	—	52,500,246
Municipal Bonds	—	3,610,986	—	3,610,986
Residential Mortgage-Backed Securities - Agency	—	1,363,151,181	—	1,363,151,181
Residential Mortgage-Backed Securities - Non-Agency	—	85,723,622	2,000,000	87,723,622
U.S. Government & Agency Obligations	—	6,749,502	—	6,749,502
U.S. Treasury Obligations	—	500,252,074	—	500,252,074
Money Market Funds	192,991,335	—	—	192,991,335
Total Investments in Securities	192,991,335	3,661,745,516	11,455,635	3,866,192,486
Investments in Derivatives
Asset
Futures Contracts	3,727,590	—	—	3,727,590
Liability
Futures Contracts	(365,413)	—	—	(365,413)
Total	196,353,512	3,661,745,516	11,455,635	3,869,554,663
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,739,783,421)	$3,673,201,151
Affiliated issuers (cost $192,973,262)	192,991,335
Cash	39,919
Foreign currency (cost $1,359)	1,491
Margin deposits on:
Futures contracts	3,726,100
Receivable for:
Investments sold	45,027,294
Investments sold on a delayed delivery basis	16,052,221
Capital shares sold	360
Dividends	573,161
Interest	23,498,615
Foreign tax reclaims	80,198
Variation margin for futures contracts	694,836
Prepaid expenses	8,592
Total assets	3,955,895,273
Liabilities
Payable for:
Investments purchased	51,168,559
Investments purchased on a delayed delivery basis	153,133,033
Capital shares redeemed	12,701
Variation margin for futures contracts	78,000
Management services fees	145,121
Distribution and/or service fees	448
Service fees	761
Compensation of chief compliance officer	381
Compensation of board members	6,795
Other expenses	66,271
Deferred compensation of board members	327,100
Total liabilities	204,939,170
Net assets applicable to outstanding capital stock	$3,750,956,103
Represented by
Paid in capital	4,247,513,226
Total distributable earnings (loss)	(496,557,123)
Total - representing net assets applicable to outstanding capital stock	$3,750,956,103
Class 1
Net assets	$3,729,031,174
Shares outstanding	373,344,865
Net asset value per share	$9.99
Class 2
Net assets	$21,924,929
Shares outstanding	2,209,712
Net asset value per share	$9.92
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Statement of Operations
Six Months Ended June 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$2,346,373
Interest	87,175,460
Interfund lending	1,266
Total income	89,523,099
Expenses:
Management services fees	8,793,665
Distribution and/or service fees
Class 2	26,454
Service fees	6,795
Custodian fees	49,472
Printing and postage fees	5,674
Accounting services fees	38,966
Legal fees	34,045
Compensation of chief compliance officer	210
Compensation of board members	28,917
Deferred compensation of board members	(3,048)
Other	32,532
Total expenses	9,013,682
Net investment income	80,509,417
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(41,263,580)
Investments — affiliated issuers	48,368
Futures contracts	(4,022,595)
Net realized loss	(45,237,807)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	111,796,667
Investments — affiliated issuers	18,214
Foreign currency translations	182
Futures contracts	6,433,690
Net change in unrealized appreciation (depreciation)	118,248,753
Net realized and unrealized gain	73,010,946
Net increase in net assets resulting from operations	$153,520,363
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$80,509,417	$203,097,856
Net realized loss	(45,237,807)	(102,083,979)
Net change in unrealized appreciation (depreciation)	118,248,753	22,893,348
Net increase in net assets resulting from operations	153,520,363	123,907,225
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(176,742,282)
Class 2	—	(681,128)
Total distributions to shareholders	—	(177,423,410)
Decrease in net assets from capital stock activity	(180,257,392)	(1,052,777,264)
Total decrease in net assets	(26,737,029)	(1,106,293,449)
Net assets at beginning of period	3,777,693,132	4,883,986,581
Net assets at end of period	$3,750,956,103	$3,777,693,132

	Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,197,687	11,723,820	3,557,818	34,530,291
Distributions reinvested	—	—	18,507,045	176,742,282
Shares redeemed	(19,619,418)	(192,304,859)	(130,597,934)	(1,267,256,438)
Net decrease	(18,421,731)	(180,581,039)	(108,533,071)	(1,055,983,865)
Class 2
Shares sold	174,643	1,695,581	480,577	4,633,509
Distributions reinvested	—	—	71,623	681,128
Shares redeemed	(141,150)	(1,371,934)	(219,134)	(2,108,036)
Net increase	33,493	323,647	333,066	3,206,601
Total net decrease	(18,388,238)	(180,257,392)	(108,200,005)	(1,052,777,264)
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

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Variable Portfolio – Partners Core Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$9.59	0.21	0.19	0.40	—	—	—
Year Ended 12/31/2024	$9.73	0.41	(0.19)	0.22	(0.36)	—	(0.36)
Year Ended 12/31/2023	$9.41	0.35	0.23	0.58	(0.26)	—	(0.26)
Year Ended 12/31/2022	$11.12	0.24	(1.71)	(1.47)	(0.17)	(0.07)	(0.24)
Year Ended 12/31/2021	$11.72	0.18	(0.32)	(0.14)	(0.17)	(0.29)	(0.46)
Year Ended 12/31/2020	$11.15	0.22	0.70	0.92	(0.24)	(0.11)	(0.35)
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$9.54	0.20	0.18	0.38	—	—	—
Year Ended 12/31/2024	$9.68	0.38	(0.19)	0.19	(0.33)	—	(0.33)
Year Ended 12/31/2023	$9.36	0.33	0.23	0.56	(0.24)	—	(0.24)
Year Ended 12/31/2022	$11.07	0.22	(1.71)	(1.49)	(0.15)	(0.07)	(0.22)
Year Ended 12/31/2021	$11.66	0.15	(0.31)	(0.16)	(0.14)	(0.29)	(0.43)
Year Ended 12/31/2020	$11.10	0.19	0.69	0.88	(0.21)	(0.11)	(0.32)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$9.99	4.17%	0.48%	0.48%	4.32%	124%	$3,729,031
Year Ended 12/31/2024	$9.59	2.25%	0.48% (c)	0.48% (c)	4.21%	220%	$3,756,936
Year Ended 12/31/2023	$9.73	6.30%	0.48% (c)	0.48% (c)	3.69%	205%	$4,866,151
Year Ended 12/31/2022	$9.41	(13.29% )	0.47% (c)	0.47% (c)	2.45%	248%	$4,842,663
Year Ended 12/31/2021	$11.12	(1.24% )	0.47% (c)	0.47% (c)	1.55%	276%	$6,017,964
Year Ended 12/31/2020	$11.72	8.27%	0.48% (c)	0.48% (c)	1.90%	298%	$4,765,378
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$9.92	3.98%	0.73%	0.73%	4.08%	124%	$21,925
Year Ended 12/31/2024	$9.54	2.01%	0.73% (c)	0.73% (c)	3.96%	220%	$20,757
Year Ended 12/31/2023	$9.68	6.06%	0.73% (c)	0.73% (c)	3.46%	205%	$17,836
Year Ended 12/31/2022	$9.36	(13.60% )	0.72% (c)	0.72% (c)	2.21%	248%	$14,909
Year Ended 12/31/2021	$11.07	(1.41% )	0.72% (c)	0.72% (c)	1.30%	276%	$16,962
Year Ended 12/31/2020	$11.66	7.97%	0.73% (c)	0.73% (c)	1.64%	298%	$16,394
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements
June 30, 2025 (Unaudited)
Note 1. Organization
Variable Portfolio – Partners Core Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are
Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,727,590 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	365,413 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(4,022,595)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	6,433,690
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	311,395,290
Futures contracts — short	5,973,461
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss.

Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day

Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2025 was 0.47% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Allspring Global Investments, LLC and J.P. Morgan Investment Management Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.57	0.53	0.53
Class 2	0.82	0.78	0.78
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,932,757,000	53,039,000	(116,241,000)	(63,202,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(225,483,188)	(427,472,292)	(652,955,480)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,650,240,732 and $4,832,875,582, respectively, for the six months ended June 30, 2025, of which $3,722,571,558 and $3,727,770,014, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,350,000	4.87	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective
Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.

Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make
Variable Portfolio – Partners Core Bond Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Variable Portfolio – Partners Core Bond Fund  | 2025

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Partners Core Bond Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).  In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Allspring Global Investments, LLC and J.P. Morgan Investment Management Inc. (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Variable Portfolio – Partners Core Bond Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments.  The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements.  The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.

Variable Portfolio – Partners Core Bond Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund.  The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Variable Portfolio – Partners Core Bond Fund  | 2025

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

Variable Portfolio – Partners Core Bond Fund  | 2025

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Variable Portfolio – Partners Core Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
SAR7052_12_D01_(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 21, 2025